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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10223

ING Senior Income Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2006

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2006

Table of Contents

Portfolio Managers' Report	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statements of Changes in Net Assets	11

Statement of Cash Flows	12

Financial Highlights	13

Notes to Financial Statements	15

Additional Information	26

Portfolio of Investments	27

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ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified and closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2006
Net Assets	$2,296,234,188
Total Assets	$2,714,291,269
Assets Invested in Senior Loans	$2,598,404,611
Senior Loans Represented	575
Average Amount Outstanding per Loan	$4,518,965
Industries Represented	38
Average Loan Amount per Industry	$68,379,069
Portfolio Turnover Rate (YTD)	57%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets	12.75%

PERFORMANCE SUMMARY

During the six months ended August 31, 2006, the Fund's Class A and Q shares each distributed total dividends from income of $0.50, resulting in an average annualized distribution rate of 6.74%(1) and 6.77%(1), respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends from income of $0.46, resulting in an average annualized distribution rate of 6.25%(1) for Class B shares and 6.25%(1) for Class C shares.

The Fund's total return for the six months ended August 31, 2006, for each of the share classes, excluding sales charges, ranged from 2.42% on Class A, 2.10% on Class B, 2.10% on Class C and 2.37% on Class Q. The Fund's net returns were slightly less than the returns of the S&P/LSTA Leveraged Loan Index ("LLI"), which had a gross return of 2.79%.

PORTFOLIO OVERVIEW

Underperformance during the period can be traced directly to two mid-second-quarter events. First, a secondary market price correction disproportionately impacted the better-quality, typically lower coupon sub-set of the market, an area that the Fund has historically emphasized based on its lower credit risk profile. Second, the Fund's performance was hurt by reduced bid levels for loans of the Adelphia Communications group of affiliates, due to uncertainty surrounding the distribution of the company's escrowed sale proceeds. Since those events, investor appetite (and thus bid levels) has improved and returns for the Fund have been as expected.

Sector positioning remained relatively stable over the period, which benefited the Fund. Cable and healthcare, the Fund's largest and second largest exposures respectively as of August 31, continue

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

to be two of the best performing sectors in the LLI(2) (despite Adelphia's inclusion in the cable sector). The Fund has for the most part avoided those areas of existing or developing weakness such as auto suppliers and real estate/residential building products.

Credit conditions in the broad market remain steady as evidenced by a stable trailing twelve month default rate LLI(2) to 1.36% at period-end, from 2.08% as of our last fiscal year ended February 28, 2006. The Fund's non-performing assets continue to be insignificant relative to total assets under management. The Fund did not and does not hold any of the defaults in the LLI(2) that have occurred since the beginning of the year.

USE OF LEVERAGE

The Fund seeks to prudently utilize financial leverage in order to increase the yield to shareholders. As of August 31, 2006, the Fund had $346 million in outstanding loans under a $750 million revolving credit facility.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2006 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.3%	2.7%
Georgia-Pacific Corporation	2.0%	2.3%
Metro-Goldwyn-Mayer Studios, Inc.	1.9%	2.2%
Cequel Communications, LLC	1.5%	1.7%
NRG Energy, Inc.	1.4%	1.7%
CSC Holdings, Inc.	1.3%	1.5%
Sungard Data Systems, Inc.	1.2%	1.5%
Fidelity National Information Solutions, Inc.	1.2%	1.4%
Targa Resources, Inc.	1.2%	1.4%
Huntsman International, LLC	1.1%	1.3%

Portfolio holdings are subject to change daily.

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2006 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
North American Cable	11.3%	13.3%
Healthcare, Education and Childcare	8.8%	10.4%
Chemicals, Plastics & Rubber	6.4%	7.5%
Oil & Gas	5.2%	6.2%
Printing & Publishing	4.7%	5.5%
Buildings & Real Estate	4.6%	5.4%
Utilities	4.3%	5.1%
Leisure, Amusement, Entertainment	4.0%	4.7%
Automobile	4.0%	4.7%
Retail Stores	3.2%	3.8%

Portfolio holdings are subject to change daily.

(2)  The S&P/LSTA Leveraged Loan Index ("LLI")is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans too verse as issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

CURRENT STRATEGY AND OUTLOOK:

Despite uncertainty surrounding upcoming Fed actions, we believe the near-term prognosis for the loan market remains favorable. While new issue spreads have tightened a bit recently (coincident with robust demand), we expect that trend to stall due to a record visible new issue pipeline anchored by several multi-billion dollar transactions. Our strategy is focused on delivering attractive risk-adjusted returns and moderate net asset value volatility. The combination of stable credit conditions, healthy demand (driven largely by collateralized loan obligation issuance) and a constant flow of new transactions coming to market should provide a positive environment for non-investment grade loan performance through the balance of 2006.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Senior Income Fund
October 24, 2006

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2006
	1 Year	3 Year	5 Year	April 2, 2001
Including Sales Charge:
Class A(1)	2.53%	3.78%	4.34%	5.58%
Class B(2)	1.55%	4.31%	4.62%	5.00%
Class C(3)	3.59%	4.94%	4.81%	5.03%
Class Q	5.12%	5.44%	5.30%	5.49%
Excluding Sales Charge:
Class A	5.16%	5.48%	5.36%	5.58%
Class B	4.51%	4.92%	4.78%	5.00%
Class C	4.58%	4.94%	4.81%	5.03%
Class Q	5.12%	5.44%	5.30%	5.49%
S&P/LSTA Leveraged Loan Index(4)	5.89%	5.93%	5.11%	5.22%

The table above illustrates the total net return of the Fund against the gross return of the LLI. The LLI Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect that ING Investments, LLC (the Fund's Investment Adviser) may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The LLI Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from March 31, 2001 for Class A, B, C and Class Q common shares.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

	30-Day SEC Yields(1)				Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class Q	Class A	Class B	Class C	Class Q
August 31, 2006	6.39%	6.05%	6.05%	6.57%	6.74%	6.25%	6.25%	6.77%
August 31, 2005	4.70%	4.32%	4.31%	4.79%	5.02%	4.53%	4.52%	5.04%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the maximum offering price per share on the last day of the period. Yield calculations are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  Distribution Rates are calculated by annualizing dividends declared during the period (i.e., by dividing the monthly dividend amount by the number of days in the month and multiplying by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending net asset value ("NAV").

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the interest rate spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.

No Daily Redemptions: The Fund does not redeem its shares on a daily basis and there is no market for its shares. Shareholders can only redeem their shares once a month, and if redemption requests from all shareholders exceed 5% of the Fund's total assets in a particular month, the Fund may reduce such requests pro rata and redeem only an amount equal to 5% of its total assets.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2006 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,605,865,590)	$2,615,577,803
Cash	3,532,548
Foreign currencies at value (Cost $17,573,414)	17,898,875
Receivables:
Investment securities sold	39,854,634
Fund shares sold	9,773,109
Interest	27,391,004
Unrealized appreciation on foreign currency contracts	3,600
Prepaid expenses	259,571
Prepaid arrangement fees on notes payable	125
Total assets	2,714,291,269
LIABILITIES:
Payable for investment securities purchased	61,500,512
Notes payable	346,000,000
Accrued interest payable	2,115,176
Deferred arrangement fees on senior loans	418,963
Payable to affiliates	2,982,408
Income distribution payable	4,068,005
Unrealized depreciation on foreign currency contracts	414,834
Accrued trustees fees	21,042
Other accrued expenses and liabilities	536,141
Total liabilities	418,057,081
NET ASSETS	$2,296,234,188
NET ASSETS CONSIST OF:
Paid-in capital	$2,294,358,486
Distribution in excess of net investment income	(2,150,213)
Accumulated net realized loss on investments	(5,549,188)
Net unrealized appreciation on investments and foreign currency related transactions	9,575,103
NET ASSETS	$2,296,234,188

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2006 (continued)

Class A:
Net assets	$1,059,009,270
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	68,652,461
Net asset value and redemption price per share	$15.43
Maximum offering price per share (2.50%)(1)	$15.83
Class B:
Net assets	$117,767,555
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	7,651,175
Net asset value and redemption price per share(2)	$15.39
Maximum offering price per share	$15.39
Class C:
Net assets	$960,799,548
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	62,354,276
Net asset value and redemption price per share(2)	$15.41
Maximum offering price per share	$15.41
Class Q:
Net assets	$158,657,815
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	10,337,244
Net asset value and redemption price per share	$15.35
Maximum offering price per share	$15.35

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$99,576,597
Arrangement fees earned	494,946
Other	1,407,515
Total investment income	101,479,058
EXPENSES:
Investment management fees	10,910,807
Administration fees	1,363,851
Distribution and service fees:
Class A	1,231,212
Class B	597,313
Class C	3,568,652
Class Q	221,955
Transfer agent fees:
Class A	183,340
Class B	22,058
Class C	176,215
Class Q	32,536
Shareholder reporting expense	154,350
Interest expense	13,916,226
Custody and accounting expense	569,000
Credit facility fees	3,767
Professional fees	163,985
Trustees' fees	46,800
Registration fees	125,831
Postage expense	354,850
Miscellaneous expense	70,770
Total expenses	33,713,518
Less:
Net recouped fees	126,165
Net expenses	33,839,683
Net investment income	67,639,375
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized loss on:
Investments	(94,147)
Foreign currency related transactions	(466,609)
Net realized loss on investments and foreign currency related transactions	(560,756)
Net change in unrealized appreciation or depreciation on:
Investments	(17,807,976)
Foreign currency related transactions	(137,110)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(17,945,086)
Net realized and unrealized loss on investments and foreign currency related transactions	(18,505,842)
Net increase in net assets resulting from operations	$49,133,533

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2006	Year Ended February 28, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$67,639,375	$95,638,727
Net realized loss on investments and foreign currency related transactions	(560,756)	(4,748,860)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(17,945,086)	3,162,848
Net increase in net assets resulting from operations	49,133,533	94,052,715
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(31,218,074)	(41,083,708)
Class B	(3,522,201)	(5,430,910)
Class C	(27,845,507)	(40,253,552)
Class Q	(5,666,020)	(9,102,024)
Net realized gain on investments
Class A	—	(222,358)
Class B	—	(30,632)
Class C	—	(234,761)
Class Q	—	(48,368)
Total Distributions	(68,251,802)	(96,406,313)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	564,704,444	945,527,139
Dividends reinvested	44,825,744	63,704,837
	609,530,188	1,009,231,976
Cost of shares repurchased	(441,187,649)	(735,409,909)
Net increase in net assets resulting from capital share transactions	168,342,539	273,822,067
Net increase in net assets	149,224,270	271,468,469
NET ASSETS:
Beginning of period	2,147,009,918	1,875,541,449
End of period	$2,296,234,188	$2,147,009,918
Distributions in excess of net investment income at end of period	$(2,150,213)	$(1,537,786)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2006 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$91,752,823
Arrangement fee paid	290,409
Other income received	1,407,515
Interest paid	(13,536,964)
Other operating expenses paid	(19,244,192)
Purchases of investments	(944,542,434)
Proceeds from disposition of investments	799,374,079
Net cash used for operating activities	(84,498,764)
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(22,335,739)
Proceeds from capital shares sold	575,023,062
Disbursements for capital shares repurchased	(441,187,649)
Net paydown of notes payable	(43,000,000)
Net cash flows provided by financing activities	68,499,674
Net decrease in cash	(15,999,090)
Cash at beginning of period	19,531,638
Cash at end of period	$3,532,548
Reconciliation Of Net Increase In Net Assets Resulting From Operations To Net Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$49,133,533
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	17,807,976
Change in unrealized appreciation or depreciation on foreign currencies	(274,124)
Change in unrealized appreciation or depreciation on foreign currency contracts	411,234
Net accretion/amortization of discounts on investments	(72,915)
Realized loss on sale of investments and foreign currency related transactions	560,756
Purchases of investments	(944,542,434)
Proceeds on sale of investments	799,374,079
Increase in interest receivable	(7,750,859)
Decrease in prepaid arrangement fees on notes payable	3,767
Decrease in prepaid expenses	3,869
Decrease in deferred arrangement fees on senior loans	(204,537)
Increase in accrued interest payable	379,262
Decrease in reimbursement due from manager	179,283
Increase in payable to affiliates	412,190
Increase in accrued trustee fees	4,532
Increase in accrued expenses	75,624
Total adjustments	(133,632,297)
Net cash used for operating activities	$(84,498,764)
Non Cash Financing Activities
Receivable for shares sold	$9,773,109
Reinvestment of dividends	$44,825,744

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended August 31,	Year Ended February 28 or 29,						April 2, 2001(1) to February 28,
	2006	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.56	15.59	15.47		14.83		14.92	15.00
Income (loss) from investment operations:
Net investment income	$0.50	0.78	0.55		0.61		0.69	0.81
Net realized and unrealized gain (loss) on investments	$(0.13)	(0.03)	0.18		0.69		(0.09)	(0.09)
Total income from investment operations	$0.37	0.75	0.73		1.30		0.60	0.72
Less distributions from:
Net investment income	$0.50	0.78	0.56		0.64		0.69	0.80
Net realized gain on investments	$—	—	0.05		0.02		—	—
Total distributions	$0.50	0.78	0.61		0.66		0.69	0.80
Net asset value, end of period	$15.43	15.56	15.59		15.47		14.83	14.92
Total Investment Return(2)%	2.42	4.96	4.80		8.93		4.15	4.92
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,059,009	918,621	736,740		172,975		11,106	2,411
Average borrowings (000's)(3)	$490,038	325,044	34,767		20,771		17,655	19,797
Asset coverage per $1,000 of debt	$7,637	6,519	1,251		—	*	689	3,220
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.54	1.50	1.34		1.36		1.42	1.47
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.79	2.20	1.45		1.43		1.63	1.73
Net investment income(4)(5)%	6.31	4.98	3.49		3.84		4.88	5.58
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.52	1.48	1.35		1.46		1.57	1.82
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.77	2.18	1.46		1.53		1.78	2.07
Net investment income(4)(5)%	6.33	5.00	3.48		3.74		4.73	5.26
Portfolio turnover rate %	31	82	82		72		60	65
Shares outstanding at end of period (000's)	68,652	59,029	47,252		11,180		749	162
	Class B
	Six Months Ended August 31,	Year Ended February 28 or 29,						April 2, 2001(1) to February 28,
	2006	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.53	15.57	15.45		14.82		14.92	15.00
Income (loss) from investment operations:
Net investment income	$0.45	0.70	0.47	**	0.53		0.62	0.75
Net realized and unrealized gain (loss) on investments	$(0.13)	(0.04)	0.18	**	0.69		(0.10)	(0.10)
Total income from investment operations	$0.32	0.66	0.65		1.22		0.52	0.65
Less distributions from:
Net investment income	$0.46	0.70	0.48		0.57		0.62	0.73
Net realized gain on investments	$—	—	0.05		0.02		—	—
Total distributions	$0.46	0.70	0.53		0.59		0.62	0.73
Net asset value, end of period	$15.39	15.53	15.57		15.45		14.82	14.92
Total Investment Return(2)%	2.10	4.37	4.28		8.33		3.57	4.45
Ratios/Supplemental Data:
Net assets, end of period (000's)	$117,768	120,254	125,200		62,852		17,648	12,776
Average borrowings (000's)(3)	$490,038	325,044	34,767		20,771		17,655	19,797
Asset coverage per $1,000 of debt	$7,637	6,519	1,251		—	*	689	3,220
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	2.04	1.99	1.87		1.87		1.91	1.96
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	3.29	2.69	1.94		1.97		2.09	2.23
Net investment income(4)(5)%	5.79	4.45	2.93		3.47		4.12	5.19
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	2.27	1.97	2.13		2.22		2.31	2.29
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	3.52	2.67	2.19		2.31		2.49	2.54
Net investment income(4)(5)%	5.56	4.47	2.67		3.13		3.72	4.89
Portfolio turnover rate %	31	82	82		72		60	65
Shares outstanding at end of period (000's)	7,651	7,742	8,043		4,068		1,191	856

(1)  Commencement of operations.

(2)  Total investment returns are not annualized for periods of less than one year and do not include sales load.

(3)  Based on the active days of borrowing.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses), subject to possible recoupment by ING Investments, LLC within three years to the following:

Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets

Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets

*  There were no loans outstanding at period end.

**  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED) (CONTINUED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended August 31,	Year Ended February 28 or 29,					April 2, 2001(1) to February 28,
	2006	2006	2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.55	15.58	15.46	14.82		14.92	15.00
Income (loss) from investment operations:
Net investment income	$0.46	0.70	0.47	0.53		0.62	0.75
Net realized and unrealized gain (loss) on investments	$(0.14)	(0.03)	0.18	0.70		(0.10)	(0.10)
Total income from investment operations	$0.32	0.67	0.65	1.23		0.52	0.65
Less distributions from:
Net investment income	$0.46	0.70	0.48	0.57		0.62	0.73
Net realized gain on investments	$—	—	0.05	0.02		—	—
Total distributions	$0.46	0.70	0.53	0.59		0.62	0.73
Net asset value, end of period	$15.41	15.55	15.58	15.46		14.82	14.92
Total Investment Return(2)%	2.10	4.44	4.28	8.40		3.57	4.45
Ratios/Supplemental Data:
Net assets, end of period (000's)	$960,780	923,549	830,584	275,849		32,647	19,391
Average borrowings (000's)(3)	$490,038	325,044	34,767	20,771		17,655	19,797
Asset coverage per $1,000 of debt	$7,637	6,519	1,251	—	*	689	3,220
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	2.04	1.99	1.83	1.86		1.91	1.96
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	3.29	2.69	1.94	1.94		2.09	2.23
Net investment income(4)(5)%	5.79	4.46	2.88	3.38		4.19	5.20
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	2.02	1.97	1.83	1.96		2.06	2.29
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	3.27	2.67	1.95	2.04		2.24	2.54
Net investment income(4)(5)%	5.82	4.48	2.87	3.28		4.04	4.89
Portfolio turnover rate %	31	82	82	72		60	65
Shares outstanding at end of period (000's)	62,354	59,402	53,316	17,841		2,202	1,300
	Class Q
	Six Months Ended August 31,	Year Ended February 28 or 29,					April 2, 2001(1) to February 28,
	2006	2006	2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.49	15.52	15.41	14.79		14.89	15.30
Income (loss) from investment operations:
Net investment income	$0.50	0.78	0.52	0.63		0.69	0.81
Net realized and unrealized gain (loss) on investments	$(0.14)	(0.03)	0.20	0.65		(0.10)	(0.32)
Total income from investment operations	$0.36	0.75	0.72	1.28		0.59	0.49
Less distributions from:
Net investment income	$0.50	0.78	0.56	0.64		0.69	0.90
Net realized gain on investments	$—	—	0.05	0.02		—	—
Total distributions	$0.50	0.78	0.61	0.66		0.69	0.90
Net asset value, end of period	$15.35	15.49	15.52	15.41		14.79	14.89
Total Investment Return(2)%	2.37	4.97	4.75	8.82		4.09	3.73
Ratios/Supplemental Data:
Net assets, end of period (000's)	$158,658	184,586	183,017	157,051		215,341	215,029
Average borrowings (000's)(3)	$490,038	325,044	34,767	20,771		17,655	19,797
Asset coverage per $1,000 of debt	$7,637	6,519	1,251	—	*	689	3,220
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.54	1.49	1.34	1.40		1.41	1.43
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.79	2.19	1.45	1.54		1.59	1.63
Net investment income(4)(5)%	6.27	4.96	3.39	4.17		4.69	5.94
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.52	1.47	1.34	1.48		1.56	1.70
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.77	2.17	1.45	1.62		1.74	1.90
Net investment income(4)(5)%	6.30	4.98	3.38	4.09		4.54	5.67
Portfolio turnover rate %	31	82	82	72		60	65
Shares outstanding at end of period (000's)	10,337	11,918	11,789	10,188		14,559	14,439

(1)  Commencement of operations.

(2)  Total investment returns are not annualized for periods of less than one year and do not include sales load.

(3)  Based on the active days of borrowing.

(4)  Annualized for periods less than one year.

(5)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses), subject to possible recoupment by ING Investments, LLC within three years to the following:

Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets

Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets

(6)  Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.

*  There were no loans outstanding at period end.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its assets plus the amount of any borrowings, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act") and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q common shares to an affiliate of the Fund's investment adviser, ING Investments, LLC (the "Investment Adviser") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q common shares to the public.

The Fund currently has four classes of common shares: A, B, C and Q. Class A common shares are subject to a sales charge of up to 2.50%. Class A common shares purchased in the amount of $1,000,000 or more are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1% within one year of purchase. Class A common shares are issued upon conversion of Class B common shares eight years after purchase or through an exchange of Class A common shares of certain ING Funds. Class B common shares are subject to an EWC of up to 3% over the five-year period after purchase and Class C common shares are subject to an EWC of 1% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund currently anticipates offerings to repurchase 5% of its outstanding common shares each month. The Fund may not repurchase more than 25% in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B common shares of the Fund are closed to new investment, provided that (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Fund's Board of Trustees ("Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under this proxy procedure.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2006, 98.97% of total investments were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or "Sub-Adviser") may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or Sub-Adviser that it believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Fund's Board through its Valuation, Proxy and Brokerage Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value. To the extent the Fund invests in other registered companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

B.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid, at least, annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

D.  Foreign Currency Translation. The books and records of the Fund is maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

forward foreign currency contracts are presented following the respective Portfolio of Investments.

F.  Federal Income Taxes. It is the Fund's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

G.  Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2006, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $868,310,977 and $839,972,754, respectively. At August 31, 2006, the Fund held senior loans valued at $2,598,404,611 representing 99.4% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Decision One Corporation (371,025 Common Shares)	06/03/05	$295,535
Neoplan USA Corporation (1,627 Common Shares)	08/31/04	—
Neoplan USA Corporation (170,180 Series B Preferred Shares)	08/29/03	—
Neoplan USA Corporation (101,690 Series C Preferred Shares)	08/29/03	40,207
Neoplan USA Corporation (330,600 Series D Preferred Shares)	08/29/03	330,600
New World Restaurant Group, Inc. (5,105 Common Shares)	02/20/02	5,230
Norwood Promotional Products, Inc. (48,177 Common Shares)	08/23/04	10,046
Safelite Glass Corporation (395,186 Common Shares)	06/21/01	184,913
Safelite Realty Corporation (26,675 Common Shares)	06/21/01	—
Total restricted securities excluding senior loans (market value of $8,601,067 was 0.4% of net assets at August 31, 2006).		$866,531

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment advisory agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares) ("Managed Assets"). The Fund is sub-advised by ING IM, a Connecticut Corporation. Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C	Class Q
0.25%	1.00%	0.75%	0.25%

During the six months ended August 31, 2006, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A	—	0.90% of Managed Assets plus 0.45% of average daily net assets

Class B	—	0.90% of Managed Assets plus 1.20% of average daily net assets

Class C	—	0.90% of Managed Assets plus 0.95% of average daily net assets

Class Q	—	0.90% of Managed Assets plus 0.45% of average daily net assets

As of August 31, 2006, the Fund has no waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 7 — COMMITMENTS

The Fund has entered into a one-year revolving credit agreement, collateralized by assets of the Fund, to borrow up to $750 million which matured on April 30, 2006 and has been extended to June 14, 2007. Borrowing rates under this agreement are based on a commercial paper pass through rate plus 0.25% on the funded portion. A facility fee of 0.15% is charged on the entire facility. There was $346 million of borrowings outstanding at August 31, 2006 at a rate of 5.73%, excluding other fees related to the entire facility. Average borrowings for the six months ended August 31, 2006 were $490,038,043 and the average annualized interest rate was 5.63%, excluding other fees related to the entire facility.

NOTE 8 — SENIOR LOAN COMMITMENTS

At August 31, 2006, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Aftermarket Technology Corporation	$1,750,000
Alon USA, Inc.	222,222
Atrium Companies, Inc.	175,059
Babcock & Wilcox Company	2,000,000
Baker & Taylor, Inc.	2,500,000
Baker Tanks, Inc.	510,000
Builders Firstsource, Inc.	1,500,000
Federal-Mogul Corporation	2,730,000
Hearthstone Housing Partners II, LLC	3,044,118
Interstate Bakeries Corp.	2,500,000
Kerasotes Theatres, Inc.	1,125,000
LSP GEN Finance Co. LLC	11,944
Lucite International US Finco Limited	2,001,038
MEG Energy Corporation	$4,200,000
Norwood Promotional Products Holdings, Inc.	2,287,500
Oglebay Norton Company	400,000
Primedia, Inc.	2,187,294
Riverstone C/R GS Holdings I	678,788
Syniverse Holding, LLC	1,500,000
Trump Entertainment Resorts Holdings, L.P.	1,732,500
United States Shipping, LLC	838,710
Venetian Macau, Ltd.	2,400,000
Wastequip, Inc.	210,785
$36,504,958

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2006, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$1,818,494	$227,312	$936,602	$2,982,408

The Fund has adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund.

There were no earning credits for the six months ended August 31, 2006.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. Subject to the aggregate 20% limit on other investments, the Fund may invest up to 20% of its total assets, in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2006, the Fund held 0.4% of its total assets in subordinated loans and unsecured loans.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B
	Six Months Ended August 31, 2006	Year Ended February 28, 2006	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Number of Shares
Shares sold	21,002,915	31,514,689	575,671	1,200,449
Dividends reinvested	1,442,282	1,898,903	155,454	239,725
Shares redeemed	(12,822,032)	(21,636,099)	(822,096)	(1,741,409)
Net increase in shares outstanding	9,623,165	11,777,493	(90,971)	(301,235)
Dollar Amount ($)
Shares sold	$325,296,968	$489,981,974	$8,906,802	$18,629,961
Dividends reinvested	21,935,189	28,952,268	2,371,983	3,673,529
Shares redeemed	(198,542,574)	(336,384,874)	(12,716,232)	(27,037,514)
Net increase	$148,689,583	$182,549,368	$(1,437,447)	$(4,734,024)
	Class C		Class Q
	Six Months Ended August 31, 2006	Year Ended February 28, 2006	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Number of Shares
Shares sold	12,390,406	21,990,018	2,509,126	6,157,327
Dividends reinvested	1,304,842	1,896,487	48,448	139,868
Shares redeemed	(10,742,788)	(17,801,097)	(4,138,180)	(6,168,276)
Net increase (decrease) in shares outstanding	2,952,460	6,085,408	(1,580,606)	128,919
Dollar Amount ($)
Shares sold	$191,799,555	$341,614,102	$38,701,119	$95,301,102
Dividends reinvested	19,823,995	29,009,463	694,577	2,069,577
Shares redeemed	(166,240,845)	(276,458,120)	(63,687,998)	(95,529,401)
Net increase (decrease)	$45,382,705	$94,165,445	$(24,292,302)	$1,841,278

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2006	Year Ended February 28, 2006
Ordinary Income	Ordinary Income	Long-Term Capital Gains
$68,251,801	$96,285,686	$120,627

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2006 were:

Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$1,439,901	$26,867,090	$(1,560,405)	$(2,774,928)	2014

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157 ("SFAS No. 157"), Fair Value Measurements. The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ( an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of August 31, 2006, the Fund is currently assessing the impact, if any, that will result from adopting Fin 48 and SFAS No. 157.

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates had received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 16 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2006, the Fund declared the following dividends:

Per Share Amount		Type	Declaration Date	Record Date	Payable Date
$0.08827	(A)	NII	Daily	Daily	September 1, 2006
$0.08174	(B)	NII	Daily	Daily	September 1, 2006

NII — Net Investment Income

(A) — For Class A and Q common shares.

(B) — For Class B and C common shares.

ING Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Fund's website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at 1-800-992-0180.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited)

Senior Loans*: 113.1%			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 1.5%
	(1)	Delta Air Lines, Inc.	Ba3	B+
$2,000,000		Debtor in Possession Term Loan,
		10.023%, maturing March 16, 2008			$2,050,782
		Dyncorp, Inc.	Ba3	BB-
3,951,650		Term Loan, 7.813% - 8.313%, maturing February 11, 2011			3,973,878
		Hexcel Corporation	Ba3	BB-
1,230,219		Term Loan, 7.063% - 7.250%, maturing March 01, 2012			1,233,294
		IAP Worldwide Services, Inc.	B2	B
1,990,000		Term Loan, 8.500%, maturing December 30, 2012			2,002,024
		K&F Industries, Inc.	B2	B+
5,895,833		Term Loan, 7.330%, maturing November 18, 2012			5,910,573
		Spirit Aerosystems, Inc.	B1	BB-
1,155,000		Term Loan, 7.750%, maturing December 31, 2011			1,162,074
		Transdigm, Inc.	B1	B+
3,500,000		Term Loan, 7.449%, maturing June 23, 2013			3,517,500
		United Air Lines, Inc.	B1	B+
995,000		Term Loan, 9.080%, maturing February 01, 2012			1,009,925
4,975,000		Term Loan, 9.250%, maturing February 01, 2012			5,049,625
		US Airways Group, Inc.	B2	B
5,500,000		Term Loan, 8.999%, maturing March 31, 2011			5,533,231
		Wyle Holdings, Inc.	NR	B+
1,897,200		Term Loan, 8.220%, maturing January 28, 2011			1,907,872
					33,350,778
Automobile: 4.7%
		Accuride Corporation	B1	B+
5,594,545		Term Loan, 7.313%, maturing January 31, 2012			5,615,525
		American Axle & Manufacturing, Inc.	Ba3	BB
500,000		Term Loan, 9.500%, maturing April 02, 2010			499,688
1,500,000		Term Loan, 9.813%, maturing April 12, 2010			1,499,063
		Arvinmeritor, Inc.	Ba1	BB+
625,000		Term Loan, 7.250%, maturing June 23, 2006			626,172
		Avis Budget Holdings, LLC	Ba2	BBB-
3,914,286		Term Loan, 6.750%, maturing April 19, 2012			3,894,460
	(1)	Dana Corporation	B3	BB-
3,800,000		Debtor in Possession Term Loan, 7.650%, maturing April 13, 2008			3,808,075

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Automobile: (continued)
	(1)	Federal-Mogul Corporation	NR	BBB+
$1,500,000		Debtor in Possession Term Loan,
		7.500%, maturing December 09, 2006			$1,504,688
2,270,000		Revolver, 7.625% - 7.688%, maturing December 09, 2006			2,271,419
		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 7.041%, maturing April 30, 2010			5,511,787
		Goodyear Tire & Rubber Company	B2	B+
12,384,000		Term Loan, 7.954%, maturing April 30, 2010			12,497,883
		Hertz Corporation	Ba2	BB
1,500,000		Term Loan, 5.424%, maturing December 21, 2012			1,511,117
9,456,828		Term Loan, 7.620% - 7.730%, maturing December 21, 2012			9,526,913
		Keystone Automotive Industries, Inc.	B2	B+
766,555		Term Loan, 7.896% - 7.990%, maturing October 30, 2009			767,513
1,492,500		Term Loan, 7.990%, maturing October 30, 2010			1,494,366
		Lear Corporation	B2	B+
6,600,000		Term Loan, 7.904% - 7.999%, maturing April 25, 2012			6,537,439
		Motorsport Aftermarket Group, Inc.	B2	B
1,961,488		Term Loan, 8.500%, maturing December 15, 2011			1,967,618
	(1)	RJ Tower Corporation	Ba3	BBB
9,000,000		Debtor in Possession Term Loan, 8.250%, maturing February 02, 2007			9,101,250
		Safelite Glass Corporation	B3	B+
3,985,853		Term Loan, 8.830%, maturing September 30, 2007			3,965,923
13,420,128		Term Loan, 9.330%, maturing September 30, 2007			13,353,028
		TRW Automotive Acquisitions Corporation	Ba2	BB+
7,387,500		Term Loan, 6.750%, maturing October 31, 2010			7,382,883
3,980,000		Term Loan, 6.813%, maturing June 30, 2012			3,981,246
957,595		Term Loan, 7.188%, maturing June 30, 2012			957,661
		United Components, Inc.	B2	BB-
1,618,595		Term Loan, 7.700%, maturing June 30, 2012			1,626,688
		Vanguard Car Rental USA Holdings, Inc.	B2	B+
5,500,000		Term Loan, 8.319%, maturing June 14, 2013			5,513,063
		Visteon Corporation	B1	B+
1,833,333		Term Loan, 8.610%, maturing June 20, 2007			1,831,729
					107,247,197
Beverage, Food & Tobacco: 2.4%
		Bolthouse Farms, Inc.	B2	B+
5,970,000		Term Loan, 7.813%, maturing December 16, 2012			6,023,479

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
	Bumble Bee Foods, LLC.	Ba3	B+
$1,800,000	Term Loan, 7.039% - 7.250%,
	maturing May 02, 2012			$1,802,250
	Commonwealth Brands, Inc.	B1	B+
11,247,000	Term Loan, 7.750%, maturing December 22, 2012			11,328,541
	Constellation Brands, Inc.	Ba2	BB
416,667	Term Loan, 6.813% - 7.000%, maturing June 05, 2013			418,490
	Gate Gourmet Borrower, LLC	B2	B
254,521	Term Loan, 8.249%, maturing March 09, 2012			257,384
834,077	Term Loan, 8.249%, maturing March 09, 2012			836,162
	Golden State Foods Corporation	B1	B+
4,398,750	Term Loan, 7.250%, maturing February 28, 2011			4,398,750
	Keystone Foods Holdings, LLC	Ba3	B+
4,118,706	Term Loan, 7.125% - 7.250%, maturing June 16, 2011			4,134,151
	Le-Natures, Inc.	B1	B
308,435	Term Loan, 8.480%, maturing June 23, 2010			308,628
686,537	Term Loan, 7.880% - 10.250%, maturing June 23, 2010			686,966
	Michael Foods, Inc.	B1	B+
3,728,909	Term Loan, 7.032% - 7.553%, maturing November 21, 2010			3,742,117
	Nutro Products, Inc.	B1	B
2,572,000	Term Loan, 7.265%, maturing April 26, 2013			2,576,823
	Pierre Foods, Inc.	B1	B+
5,743,333	Term Loan, 6.930%, maturing June 30, 2010			5,763,079
	Reynolds American, Inc.	Ba1	BBB-
10,000,000	Term Loan, 7.188% - 7.313%, maturing May 31, 2012			10,055,470
	Sturm Foods, Inc.	B1	B
2,000,000	Term Loan, 7.750%, maturing May 26, 2011			2,007,500
				54,339,790
Buildings & Real Estate: 5.4%
	Atrium Companies, Inc.	B2	B
758,275	Term Loan, 8.080% - 8.250%, maturing May 31, 2012			735,526
	Builders Firstsource, Inc.	B1	BB-
888,889	Term Loan, 8.008%, maturing August 11, 2011			891,111
	Building Materials Holding Corporation	Ba2	BB
2,910,000	Term Loan, 7.250%, maturing June 30, 2010			2,930,006
	Capital Automotive REIT	Ba1	BB+
17,582,148	Term Loan, 7.160%, maturing December 16, 2010			17,632,204

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
	Champion Home Builders Company	B1	B+
$1,625,000	Term Loan, 5.399%, maturing
	October 31, 2012			$1,632,109
1,736,875	Term Loan, 7.830%, maturing October 31, 2012			1,744,474
	Contech Construction Products, Inc.	B1	B+
2,737,778	Term Loan, 7.330% - 7.500%, maturing January 31, 2013			2,743,768
	Custom Building Products, Inc.	B1	B+
4,964,660	Term Loan, 7.749%, maturing October 29, 2011			4,996,722
	Headwaters, Inc.	Ba3	BB-
5,613,302	Term Loan, 7.330% - 7.500%, maturing April 30, 2011			5,644,877
	Hearthstone Housing Partners II, LLC	NR	NR
4,455,882	Revolver, 7.330%, maturing December 01, 2007			4,444,742
	John Maneely Company	Ba3	B
2,889,052	Term Loan, 8.511%, maturing March 24, 2013			2,914,932
	Lion Gables Realty, L.P.	Ba2	BB+
1,855,733	Term Loan, 7.120%, maturing September 30, 2006			1,857,859
	LNR Property Corporation	B2	B+
2,000,000	Term Loan, 8.220%, maturing July 12, 2011			2,015,000
	Maguire Properties, Inc.	Ba2	BB+
1,484,444	Term Loan, 7.080%, maturing March 15, 2010			1,489,083
	Masonite International Corporation	B2	BB-
6,650,585	Term Loan, 7.490% - 7.499%, maturing April 05, 2013			6,555,814
6,661,915	Term Loan, 7.490% - 7.499%, maturing April 05, 2013			6,566,983
	NCI Building Systems, Inc.	Ba2	BB
3,130,352	Term Loan, 6.710%, maturing June 18, 2010			3,132,309
	Newkirk Master, L.P.	Ba2	BB+
1,234,534	Term Loan, 7.152%, maturing August 11, 2008			1,236,849
961,763	Term Loan, 7.152% - 8.750%, maturing August 11, 2008			963,567
	Nortek, Inc.	B2	B
9,782,937	Term Loan, 7.360%, maturing August 27, 2011			9,760,006
	PGT Industries, Inc.	B2	B+
2,123,256	Term Loan, 8.410%, maturing February 14, 2012			2,135,199
	Ply Gem Industries, Inc.	B1	BB-
249,141	Term Loan, 7.580% - 7.650%, maturing August 15, 2011			248,206
3,737,109	Term Loan, 7.580% - 7.650%, maturing August 15, 2011			3,723,095

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		Shea Capital I, LLC	Ba2	BB-
$1,000,000		Term Loan, 7.490%, maturing
		October 27, 2011			$997,500
		Spanish Peaks, LLC	B1	B+
287,541		Term Loan, 2.850%, maturing August 09, 2011			284,307
271,348		Term Loan, 7.790% - 8.198%, maturing August 09, 2011			268,295
		St. Marys Cement, Inc.	Ba3	BB-
5,369,849		Term Loan, 7.499%, maturing December 04, 2009			5,383,274
		Standard Pacific Corporation	Ba2	BB
2,250,000		Term Loan, 6.926%, maturing May 05, 2013			2,219,063
		Trizec Properties, Inc.	NR	BB+
18,600,000		Term Loan, 6.775%, maturing May 02, 2007			18,597,098
		Trustreet Properties, Inc.	Ba3	BB
6,500,000		Term Loan, 7.402%, maturing April 08, 2010			6,536,563
		Yellowstone Development, LLC	B1	BB-
3,328,267		Term Loan, 7.705%, maturing September 30, 2010			3,318,385
					123,598,926
Cargo Transport: 0.8%
		Baker Tanks, Inc.	B2	B
3,473,750		Term Loan, 7.830% - 7.999%, maturing November 22, 2012			3,495,461
		Gainey Corporation	B2	BB-
1,200,000		Term Loan, 8.080%, maturing April 20, 2012			1,209,000
		Helm Holding Corporation	B2	B+
983,989		Term Loan, 7.960% - 7.999%, maturing July 08, 2011			987,064
		Horizon Lines, LLC	B2	B
2,450,000		Term Loan, 7.750%, maturing July 07, 2011			2,459,954
		Kenan Advantage Group, Inc.	B3	B+
995,000		Term Loan, 8.499%, maturing December 16, 2011			1,001,219
		Neoplan USA Corporation	NR	NR
497,738	(2)	Term Loan, maturing June 30, 2006			418,100
		Pacer International, Inc.	Ba3	BB
1,098,040		Term Loan, 6.813% - 7.063%, maturing June 10, 2010			1,095,294
		Railamerica, Inc.	Ba3	BB
365,845		Term Loan, 7.438%, maturing September 29, 2011			367,332
3,094,852		Term Loan, 7.438%, maturing September 29, 2011			3,107,426
		Transport Industries, L.P.	B2	B+
2,015,513		Term Loan, 8.000%, maturing September 30, 2011			2,024,331

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
		United States Shipping, LLC	B1	B+
	$2,000,000	Term Loan, 8.910%, maturing
		April 30, 2010			$2,015,000
					18,180,181
Cellular: 1.5%
		Cellular South, Inc.	Ba3	B+
	3,064,851	Term Loan, 7.240% - 8.750%, maturing May 04, 2011			3,067,726
		Centennial Cellular Operating Company	B2	B
	15,581,024	Term Loan, 7.318% - 7.749%, maturing February 09, 2011			15,704,831
		Cricket Communications, Inc.	B2	B
	6,000,000	Term Loan, 8.249%, maturing June 16, 2013			6,053,250
		IWO Holdings, Inc.	Baa2	BBB+
	3,175,000	Floating Rate Note, 9.257%, maturing January 15, 2012			3,278,188
		Ntelos, Inc.	B2	B
	4,432,552	Term Loan, 7.580%, maturing August 24, 2011			4,434,215
		Rogers Wireless, Inc.	Ba2	BB
	2,500,000	Floating Rate Note, 8.454%, maturing December 15, 2010			2,565,625
					35,103,835
Chemicals, Plastics & Rubber: 7.5%
		Basell Finance Company	Ba3	B+
	1,112,830	Term Loan, 7.580%, maturing September 07, 2013			1,127,784
	222,566	Term Loan, 7.580%, maturing September 07, 2013			225,557
	1,112,830	Term Loan, 7.580%, maturing September 07, 2014			1,127,784
	222,566	Term Loan, 7.580%, maturing September 07, 2014			225,557
		Brenntag Holdings GMBH & Co. KG	B2	B+
EUR	500,000	Term Loan, 6.029%, maturing
		December 31, 2013			646,107
	1,767,273	Term Loan, 8.080%, maturing January 17, 2014			1,778,716
	5,432,727	Term Loan, 8.080%, maturing January 17, 2014			5,467,904
GBP	1,000,000	Term Loan, 7.589%, maturing
		June 15, 2014			1,925,736
		Celanese, AG	B1	BB-
	14,764,885	Term Loan, 7.499%, maturing April 06, 2009			14,829,481
	6,500,000	Term Loan, 5.406%, maturing April 06, 2011			6,548,750
		Columbian Chemicals Company	Ba3	BB-
	900,000	Term Loan, 7.250%, maturing March 16, 2013			899,438

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Covalence Specialty Materials Corporation	Ba3	B+
	$2,442,857	Term Loan, 7.375%, maturing
		May 18, 2013			$2,442,857
		Covalence Specialty Materials Corporation	B2	B-
	500,000	Term Loan, 8.575%, maturing August 16, 2013			505,521
		Hawkeye Renewables, LLC	B3	NR
	3,750,000	Term Loan, 9.400% - 9.543%, maturing January 31, 2012			3,724,219
		Hercules, Inc.	Ba1	BB
	4,910	Term Loan, 6.999% - 7.010%, maturing October 08, 2010			4,926
		Hexion Specialty Chemicals, Inc.	B2	B+
	8,133,231	Term Loan, 7.563%, maturing May 05, 2013			8,061,219
	1,766,769	Term Loan, 7.500%, maturing May 05, 2013			1,751,126
	1,800,000	Term Loan, 7.234%, maturing May 05, 2013			1,784,063
		Huntsman International, LLC	Ba3	BB-
	30,623,160	Term Loan, 7.076%, maturing August 16, 2012			30,584,881
		Ineos US Finance, LLC	Ba3	B+
	4,200,000	Term Loan, 7.339%, maturing December 16, 2012			4,222,970
EUR	150,215	Term Loan, 5.405%, maturing
		December 23, 2013			194,270
EUR	849,785	Term Loan, 5.405%, maturing
		December 23, 2013			1,099,011
	4,500,000	Term Loan, 7.339%, maturing December 16, 2013			4,541,720
EUR	849,785	Term Loan, 5.405%, maturing
		December 23, 2013			1,099,011
EUR	150,215	Term Loan, 5.405%, maturing
		December 23, 2013			193,944
	4,500,000	Term Loan, 7.339%, maturing December 23, 2014			4,541,720
		Innophos, Inc.	B2	B
	3,009,942	Term Loan, 7.580% - 7.750%, maturing August 13, 2010			3,021,229
		Invista, B.V.	Ba2	BB
	7,639,110	Term Loan, 7.000%, maturing April 29, 2011			7,645,474
	3,883,204	Term Loan, 7.000%, maturing April 29, 2011			3,886,439
		ISP Chemco, Inc.	Ba3	BB-
	4,987,500	Term Loan, 7.438% - 7.625%, maturing February 16, 2013			4,992,383

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		JohnsonDiversey, Inc.	B1	B
	$508,666	Term Loan, 7.930%, maturing
		December 16, 2010			$512,005
	3,791,700	Term Loan, 7.970%, maturing December 16, 2011			3,824,878
		Kraton Polymers, LLC	B1	B+
	2,693,250	Term Loan, 7.375%, maturing May 12, 2013			2,696,617
		Lucite International US Finco Limited	B1	B+
EUR	75,094	Term Loan, 5.840%, maturing July 07, 2013			96,888
	711,832	Term Loan, 8.160%, maturing July 07, 2013			718,061
		Nalco Company	B1	BB-
	15,428,800	Term Loan, 7.120% - 7.300%, maturing November 04, 2010			15,451,589
		Northeast Biofuels, LLC	B1	B+
	1,268,293	Term Loan, 8.749%, maturing June 30, 2013			1,277,805
		Polypore, Inc.	B2	B
	6,084,932	Term Loan, 8.330%, maturing November 12, 2011			6,140,713
		PQ Corporation	B1	B+
	2,468,750	Term Loan, 7.500%, maturing February 11, 2012			2,476,978
		Rockwood Specialties Group, Inc.	B1	B+
	14,845,625	Term Loan, 7.485%, maturing December 13, 2013			14,933,778
		Supresta, LLC	B1	B
	3,495,042	Term Loan, 8.750%, maturing July 20, 2011			3,451,354
		Vertellus Specialties, Inc.	B3	B+
	2,375,000	Term Loan, 8.610%, maturing July 10, 2013			2,379,453
					173,059,916
Containers, Packaging & Glass: 3.7.000%
		Berry Plastics Corporation	B1	B+
	5,789,057	Term Loan, 7.080%, maturing December 02, 2011			5,790,261
		Bluegrass Container Company	Ba3	BB-
	1,203,788	Term Loan, 7.580%, maturing June 30, 2013			1,213,569
		Boise Cascade Corporation	Ba3	BB
	6,166,952	Term Loan, 7.094% - 7.250%, maturing October 29, 2011			6,196,732
		Graham Packaging Company, L.P.	B2	B
	23,458,969	Term Loan, 7.563% - 7.875%, maturing October 07, 2011			23,546,941
		Graphic Packaging International, Inc.	B1	B+
	17,871,492	Term Loan, 7.620% - 8.140%, maturing August 08, 2010			18,058,177
		Intertape Polymer Group, Inc.	Ba3	B+
	2,701,875	Term Loan, 7.550% - 7.760%, maturing July 28, 2011			2,730,582

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
			Owens-Illinois Group, Inc.	B1	BB-
	$2,843,750		Term Loan, 7.080%, maturing
			April 01, 2008			$2,848,016
EUR	2,250,000		Term Loan, 4.856%, maturing May 23, 2013			2,883,152
			Pro Mach, Inc.	B1	B
	2,493,750		Term Loan, 7.750%, maturing December 01, 2011			2,512,453
			Smurfit-Stone Container Corporation	Ba3	B+
	6,782,349		Term Loan, 7.500% - 7.688%, maturing November 01, 2011			6,827,072
	3,172,870		Term Loan, 7.500% - 7.688%, maturing November 01, 2011			3,193,792
			Solo Cup, Inc.	B2	B+
	2,506,826		Term Loan, 7.610% - 7.999%, maturing February 27, 2011			2,512,421
			Xerium Technologies, Inc.	B1	B+
	6,071,987		Term Loan, 7.749%, maturing May 18, 2012			6,056,807
						84,369,975
Data and Internet Services: 2.7%
			Activant Solutions, Inc.	B2	B
	2,493,750		Term Loan, 7.438% - 7.500%, maturing May 01, 2013			2,462,578
			Aspect Software, Inc.	B2	B+
	625,000		Term Loan, 8.500%, maturing July 11, 2011			626,875
			Audatex Holdings, LLC	B1	B+
EUR	1,500,000		Term Loan, 5.330%, maturing April 13, 2013			1,938,919
	3,000,000		Term Loan, 7.750%, maturing April 13, 2013			3,024,375
			Carlson Wagonlit Holdings, B.V.	Ba3	B+
	2,750,000	(3)	Term Loan, maturing July 01, 2014			2,746,563
			iPayment, Inc.	B2	B
	4,488,750		Term Loan, 7.580% - 7.750%, maturing May 10, 2013			4,491,555
			JDA Software Group, Inc.	B1	B+
	1,500,000		Term Loan, 7.656% - 7.848%, maturing July 05, 2013			1,502,813
			Sungard Data Systems, Inc.	B1	B+
	33,630,076		Term Loan, 7.999%, maturing February 11, 2013			33,915,326
			TDS Investor Corporation	B1	B+
	264,451	(3)	Term Loan, maturing August 22, 2013			265,649
	3,215,206	(3)	Term Loan, maturing August 22, 2013			3,229,774
			Transaction Network Services, Inc.	Ba3	BB-
	3,088,853		Term Loan, 7.391%, maturing May 04, 2012			3,088,853
			Transfirst Holdings, Inc.	B2	B+
	875,000		Term Loan, 7.820%, maturing March 31, 2010			880,469
			Worldspan, L.P.	B2	B
	4,762,306		Term Loan, 8.063% - 8.250%, maturing February 11, 2010			4,774,212
						62,947,961

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified Natural Resources, Precious Metals & Minerals: 2.3%
			Georgia-Pacific Corporation	Ba2	BB-
	$48,357,000		Term Loan, 7.300% - 7.499%, maturing
			December 20, 2012			$48,454,391
			Georgia-Pacific Corporation	Ba3	B+
	4,750,000		Term Loan, 8.300%, maturing December 20, 2013			4,798,488
						53,252,879
Diversified / Conglomerate Manufacturing: 2.9%
			Aearo Technologies, Inc.	B2	B
	2,394,000		Term Loan, 7.960%, maturing March 24, 2013			2,418,438
			Aearo Technologies, Inc.	Caa1	CCC+
	1,800,000		Term Loan, 11.960%, maturing September 24, 2013			1,833,750
			Axia, Inc.	B2	B
	2,487,500		Term Loan, 8.750%, maturing December 21, 2012			2,493,719
			Brand Services, Inc.	B2	B
	2,527,468		Term Loan, 7.650% - 7.735%, maturing January 15, 2012			2,530,627
			Chart Industries, Inc	B1	B+
	2,000,000		Term Loan, 7.563%, maturing October 17, 2012			2,007,500
			Cinram International, Inc.	B1	BB-
	5,481,822		Term Loan, 7.222%, maturing May 05, 2011			5,474,114
			Dresser Rand, Inc.	B1	B+
	760,402		Term Loan, 7.110% - 7.618%, maturing October 29, 2007			764,870
			Dresser, Inc.	B1	B
	606,889		Term Loan, 7.830%, maturing April 10, 2009			612,958
			Flowserve Corporation	Ba3	BB-
	3,745,100		Term Loan, 6.750% - 7.000%, maturing August 10, 2012			3,755,635
			Gentek, Inc.	B2	B+
	2,342,211		Term Loan, 7.580% - 7.760%, maturing February 28, 2011			2,355,386
			Goodman Global Holdings, Inc.	B1	B+
	2,653,929		Term Loan, 7.250%, maturing December 23, 2011			2,648,124
			Mark IV Industries, Inc.	B1	BB
	500,000		Term Loan, 7.900% - 8.100%, maturing June 21, 2011			505,104
			Mueller Group, Inc.	B1	BB-
	10,609,941		Term Loan, 7.330% - 7.868%, maturing October 03, 2012			10,690,460
			Norcross Safety Products, LLC	B1	BB-
	3,824,936		Term Loan, 7.513% - 9.250%, maturing June 30, 2012			3,833,305
			Prysmian S.R.L.	NR	NR
EUR	1,200,000	(3)	Term Loan, maturing August 31, 2014			1,543,447
EUR	300,000	(3)	Term Loan, maturing August 31, 2015			386,823

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Sensata Technologies, Inc.	B1	BB-
EUR	2,000,000	Term Loan, 5.068% - 7.490%, maturing
		April 27, 2013			$2,575,349
	7,300,000	Term Loan, 7.080% - 7.240%, maturing April 27, 2013			7,261,544
		Sensus Metering Systems, Inc.	B2	B+
	1,582,609	Term Loan, 7.399% - 7.583%, maturing December 17, 2010			1,582,609
	210,217	Term Loan, 7.399% - 7.583%, maturing December 17, 2010			210,217
		Springs Window Fashions, LLC	B1	B+
	995,000	Term Loan, 8.250%, maturing December 30, 2012			1,006,194
		TFS Acquisition Corporation	B2	B+
	1,500,000	Term Loan, 8.830%, maturing August 11, 2013			1,511,250
		Universal Compression, Inc.	Ba2	BB
	3,920,111	Term Loan, 7.000%, maturing February 15, 2012			3,923,377
		Walter Industries Inc.	Ba3	B+
	3,511,435	Term Loan, 6.870% - 7.249%, maturing October 03, 2012			3,522,409
		Waterpik Technologies, Inc.	B1	BB-
	1,500,000	Term Loan, 7.730%, maturing June 30, 2013			1,500,470
					66,947,679
Diversified / Conglomerate Service: 2.5%
		Affinion Group, Inc.	B1	B+
	3,627,907	Term Loan, 8.075% - 8.176%, maturing October 17, 2012			3,654,550
		CCC Information Services, Inc.	B1	B
	1,000,000	Term Loan, 8.000%, maturing February 10, 2013			1,005,833
		Fidelity National Information Solutions, Inc.	Ba1	BB+
	32,356,683	Term Loan, 7.080%, maturing March 09, 2013			32,479,218
		Iron Mountain, Inc.	Ba3	BB-
	5,895,000	Term Loan, 7.094%, maturing April 02, 2011			5,912,196
	5,213,333	Term Loan, 7.156%, maturing April 02, 2011			5,224,193
		Mitchell International, Inc.	B1	B+
	1,223,020	Term Loan, 7.500%, maturing August 15, 2011			1,227,989
		US Investigations Services, LLC	B2	B+
	4,439,693	Term Loan, 7.920%, maturing October 14, 2012			4,445,242
		Vertafore, Inc.	B1	B+
	555,556	Term Loan, 7.980% - 9.750%, maturing January 31, 2012			558,333
	1,304,111	Term Loan, 7.830% - 7.900%, maturing January 31, 2012			1,310,632

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
			Vertafore, Inc.	B3	CCC+
$875,000			Term Loan, 11.4000% - 11.461%, maturing
			January 31, 2013			$888,490
						56,706,676
Ecological: 0.8%
			Allied Waste North America, Inc.	B1	BB
	7,470,022		Term Loan, 7.200% - 7.270%, maturing January 15, 2012			7,464,187
	3,191,130		Term Loan, 7.084%, maturing January 15, 2012			3,188,970
			Envirosolutions, Inc.	B2	B-
	2,750,000		Term Loan, 8.810% - 9.000%, maturing July 07, 2012			2,770,625
			Great Lakes Dredge & Dock Corporation	B2	CCC+
	2,034,873		Term Loan, 7.990% - 8.620%, maturing December 22, 2010			2,042,504
			IESI Corporation	Ba3	BB
	1,800,000		Term Loan, 6.939% - 7.248%, maturing January 14, 2012			1,802,813
			Wastequip, Inc.	B2	B
	1,529,756		Term Loan, 7.749%, maturing July 15, 2011			1,533,580
						18,802,679
Electronics: 1.4%
			Decision One Corporation	NR	NR
	404,912		Term Loan, 12%, maturing April 15, 2010			404,912
			Deutsch	NR	NR
EUR	198,083	(3)	Term Loan, maturing August 31, 2014			258,318
	1,250,000	(3)	Term Loan, maturing August 31, 2014			1,260,156
EUR	198,083	(3)	Term Loan, maturing August 31, 2015			257,049
			Eastman Kodak Company	B1	B+
	3,176,471		Term Loan, 7.655% - 7.757%, maturing October 18, 2012			3,178,739
	10,285,117		Term Loan, 7.649% - 7.750%, maturing October 18, 2012			10,294,013
			ON Semiconductor Corporation	B2	B+
	9,806,242		Term Loan, 7.750%, maturing December 15, 2011			9,830,758
			Serena Software, Inc.	B1	B
	3,195,808		Term Loan, 7.410%, maturing March 11, 2013			3,195,408
			SI International, Inc.	B1	B+
	2,726,030		Term Loan, 7.330% - 7.460%, maturing February 09, 2011			2,729,438
						31,408,791
Finance: 1.0%
			Ameritrade Holding Corporation	Ba1	BB
	6,855,227		Term Loan, 6.830%, maturing December 31, 2012			6,855,227

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Finance: (continued)
			LPL Holdings, Inc.	B2	B
	$7,462,500		Term Loan, 8.130% - 8.749%, maturing
			June 28, 2013			$7,554,617
			Nasdaq Stock Market, Inc.	Ba3	BB+
	5,141,731		Term Loan, 6.971% - 7.249%, maturing April 18, 2012			5,142,374
	2,980,542		Term Loan, 7.030% - 7.249%, maturing April 18, 2012			2,980,914
						22,533,132
Foreign Cable, Foreign TV, Radio and Equipment: 1.1%
			ENO France SAS	NR	NR
EUR	4,000,000	(3)	Term Loan, maturing July 30, 2014			5,082,358
			German Media Partners, L.P.	NR	B+
EUR	5,000,000		Term Loan, 7.070%, maturing
			July 08, 2011			6,384,983
			NTL Investment Holding Limited	Ba3	BB-
	6,000,000	(3)	Term Loan, maturing December 31, 2012			5,991,000
			UPC Financing Partnership	B1	B
EUR	3,300,000		Term Loan, 5.507%, maturing
			March 12, 2013			4,221,083
EUR	3,300,000		Term Loan, 5.507%, maturing
			December 31, 2013			4,224,254
						25,903,678
Gaming: 3.2%
			Ameristar Casinos, Inc.	Ba3	BB+
	2,985,000		Term Loan, 6.830% - 6.900%, maturing November 10, 2012			2,986,400
			Boyd Gaming Corporation	Ba2	BB
	4,150,000		Term Loan, 6.610% - 6.999%, maturing June 30, 2011			4,155,532
			CCM Merger, Inc.	B1	B
	10,408,659		Term Loan, 7.236% - 7.490%, maturing July 13, 2012			10,389,143
			Global Cash Access, LLC	Ba3	B+
	1,715,187		Term Loan, 7.080%, maturing March 10, 2010			1,715,187
			Green Valley Ranch Gaming, LLC	NR	NR
	977,612		Term Loan, 7.499%, maturing December 17, 2011			978,835
			Herbst Gaming, Inc.	B1	B+
	2,962,500		Term Loan, 7.110% - 7.499%, maturing January 31, 2011			2,968,055
			Isle of Capri Black Hawk, LLC	B1	B+
	1,819,583		Term Loan, 7.300% - 7.510%, maturing October 24, 2011			1,817,309
			Isle of Capri Casinos, Inc.	Ba2	BB-
	990,000		Term Loan, 7.249%, maturing February 04, 2011			991,733
	1,477,500		Term Loan, 7.008% - 7.322%, maturing February 04, 2011			1,480,086

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
	Opbiz, LLC	B3	B-
$5,952,945	Term Loan, 8.508%, maturing
	August 31, 2010			$5,775,845
36,121	Term Loan, 8.990%, maturing August 31, 2010			35,105
	Penn National Gaming, Inc.	Ba2	BB
1,279,070	Term Loan, 7.250%, maturing October 03, 2011			1,283,067
13,398,750	Term Loan, 7.020% - 7.250%, maturing October 03, 2012			13,467,419
	Ruffin Gaming, LLC	NR	NR
1,485,376	Term Loan, 7.750%, maturing June 28, 2008			1,500,230
	The Mississippi Band of Choctaw Indians	Ba2	BB
2,210,870	Term Loan, 7.749%, maturing November 14, 2011			2,212,251
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,732,500	Term Loan, 7.920% - 8.030%, maturing May 20, 2012			1,746,036
	Venetian Casino Resorts, LLC	Ba3	BB-
10,777,777	Term Loan, 7.250%, maturing June 15, 2011			10,778,618
2,393,163	Term Loan, 7.250%, maturing June 15, 2011			2,393,349
	Venetian Macau, Ltd.	Ba3	BB-
5,800,000	Term Loan, 8.200%, maturing May 26, 2013			5,829,000
	Yonkers Racing Corporation	B3	B
1,251,048	Term Loan, 8.828% - 8.830%, maturing August 12, 2011			1,262,776
748,952	Term Loan, 8.828% - 8.830%, maturing August 12, 2011			755,974
				74,521,950
Grocery: 0.5%
	Roundy's Supermarkets, Inc.	B2	B+
6,467,500	Term Loan, 8.290% - 8.440%, maturing November 03, 2011			6,538,242
	Supervalu, Inc.	Ba3	BB-
3,990,000	Term Loan, 7.063%, maturing June 02, 2012			3,990,251
				10,528,493
Healthcare, Education and Childcare: 10.4%
	Accellent Corporation	B2	BB-
2,985,000	Term Loan, 7.330% - 7.400%, maturing November 22, 2012			2,981,269
	AGA Medical Corporation	B2	B+
4,488,750	Term Loan, 7.680% - 7.720%, maturing April 28, 2013			4,497,166
	Ameripath, Inc.	B1	BB-
3,990,000	Term Loan, 7.390%, maturing October 31, 2012			3,991,995
	AMN Healthcare, Inc.	Ba2	BB-
857,979	Term Loan, 7.249%, maturing November 02, 2011			859,856

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
	AMR Holdco, Inc./Emcare Holdco, Inc.	B2	B+
$3,251,781	Term Loan, 7.270% - 7.370%, maturing
	February 10, 2012			$3,258,896
	Angiotech Pharmaceuticals, Inc.	Ba3	BB-
4,399,688	Term Loan, 6.830% - 6.999%, maturing March 23, 2013			4,341,026
	Capella Healthcare, Inc.	B3	B
4,975,000	Term Loan, 8.240%, maturing November 30, 2012			5,009,203
	CCS Acquisition, Inc.	B3	B
4,477,500	Term Loan, 8.750%, maturing September 30, 2012			4,344,106
	Community Health Systems, Inc.	Ba3	BB-
26,612,125	Term Loan, 7.080% - 7.150%, maturing August 19, 2011			26,632,900
	Compsych Investment Corporation	NR	NR
992,500	Term Loan, 7.860% - 8.250%, maturing April 20, 2012			997,463
	Concentra Operating Corporation	B1	B+
6,526,915	Term Loan, 7.500% - 7.620%, maturing September 30, 2011			6,548,329
	CRC Health Corporation	B1	B
1,496,250	Term Loan, 7.749%, maturing February 06, 2013			1,498,120
	Davita, Inc.	B1	BB-
22,774,078	Term Loan, 7.110% - 7.690%, maturing October 05, 2012			22,870,653
	DJ Orthopedics, LLC	Ba3	BB-
1,769,786	Term Loan, 6.875% - 7.063%, maturing April 07, 2013			1,765,361
	Education Management Corporation	B2	B
6,000,000	Term Loan, 8.063%, maturing June 01, 2013			6,035,628
	Encore Medical IHC, Inc.	B1	B
2,286,984	Term Loan, 8.281% - 8.500%, maturing October 04, 2010			2,295,561
	Fresenius Medical Care Holdings, Inc.	Ba2	BB
5,885,250	Term Loan, 6.775% - 6.874%, maturing March 31, 2013			5,843,971
	Gentiva Health Services, Inc.	Ba3	B+
3,837,838	Term Loan, 7.370% - 7.890%, maturing March 31, 2013			3,847,432
	Golden Gate National Senior Care Holdings, LLC	B1	B+
1,795,500	Term Loan, 7.959% - 8.249%, maturing March 14, 2011			1,806,722
	Healthcare Partners, LLC	B1	BB
2,798,680	Term Loan, 7.860%, maturing February 04, 2011			2,812,673
	Healthsouth Corporation	B2	B+
4,345,455	Term Loan, 8.520%, maturing March 10, 2013			4,366,278

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Iasis Healthcare Corporation	B1	B+
$13,254,623		Term Loan, 7.730% - 7.749%, maturing
		June 22, 2011			$13,344,370
		Lifepoint Hospitals, Inc.	Ba3	BB
22,604,553		Term Loan, 6.905%, maturing April 15, 2012			22,524,488
		Magellan Health Services, Inc.	Ba3	BB
416,667		Term Loan, 7.079% - 7.170%, maturing August 15, 2008			417,708
		MMM Holdings, Inc.	B1	B
1,610,963		Term Loan, 7.750%, maturing August 16, 2011			1,612,474
		Multiplan Corporation	B2	B+
2,295,176		Term Loan, 7.499%, maturing April 12, 2013			2,284,658
		National Mentor Holdings, Inc.	B1	B
76,667		Term Loan, 7.840%, maturing June 29, 2013			77,050
1,256,667		Term Loan, 7.830% - 7.860%, maturing June 29, 2013			1,262,950
		National Renal Institutes, Inc.	NR	B+
2,000,000		Term Loan, 7.563% - 7.688%, maturing March 31, 2013			2,004,376
		Per-Se Technologies, Inc.	B1	B+
3,982,759		Term Loan, 7.330% - 7.500%, maturing January 06, 2013			3,997,694
		Quintiles Transnational Corporation	B1	BB-
5,336,625		Term Loan, 7.500%, maturing March 31, 2013			5,337,458
		Radiation Therapy Services, Inc.	B1	BB
3,917,651		Term Loan, 7.499%, maturing December 16, 2012			3,917,651
		Renal Advantage, Inc.	NR	B+
6,042,683		Term Loan, 7.840%, maturing October 06, 2012			6,076,673
		Rural/Metro Operating Company, LLC	B1	B
519,127		Term Loan, 5.256%, maturing March 04, 2011			521,398
1,258,822		Term Loan, 7.502% - 7.730%, maturing March 04, 2011			1,264,330
		Select Medical Corporation	B1	BB-
2,468,750		Term Loan, 7.080% - 8.750%, maturing February 24, 2012			2,433,257
		Sterigenics International, Inc.	B2	B+
3,430,065		Term Loan, 8.330%, maturing June 14, 2011			3,451,503
		Team Health, Inc.	B2	B+
3,980,000		Term Loan, 7.830% - 7.900%, maturing November 23, 2012			4,001,146
		United Surgical Partners International, Inc.	B3	B
1,000,000	(3)	Term Loan, maturing August 04, 2013			1,004,375
		Vanguard Health Holding Company II, LLC	B2	B
27,135,462		Term Loan, 7.749% - 7.868%, maturing September 23, 2011			27,186,341
		Ventiv Health, Inc.	Ba3	BB-
743,128		Term Loan, 6.999%, maturing October 05, 2011			738,252

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		VWR International, Inc.	B2	B+
$4,105,060		Term Loan, 7.770%, maturing April 07, 2011			$4,116,607
		Warner Chilcott Corporation	B2	B
286,348		Term Loan, 7.930%, maturing January 18, 2012			287,154
1,431,742		Term Loan, 7.610% - 7.999%, maturing January 18, 2012			1,435,759
8,250,948		Term Loan, 7.610% - 7.968%, maturing January 18, 2012			8,275,874
3,324,729		Term Loan, 7.610%, maturing January 18, 2012			3,334,773
1,535,931		Term Loan, 7.610%, maturing January 18, 2012			1,540,571
					239,053,498
Home & Office Furnishings: 0.9%
		Buhrmann U.S., Inc.	Ba3	BB-
9,378,600		Term Loan, 7.146% - 7.218%, maturing December 23, 2010			9,396,185
		National Bedding Company	B1	BB-
4,212,462		Term Loan, 7.350% - 9.250%, maturing August 31, 2011			4,235,631
		Simmons Company	B2	BB-
7,217,057		Term Loan, 7.125% - 9.500%, maturing December 19, 2011			7,267,800
					20,899,616
Insurance: 0.5%
		Concord RE Limited	Ba2	BB+
875,000	(3)	Term Loan, maturing February 15, 2012			883,750
		Conseco, Inc.	Ba3	BB-
6,458,562		Term Loan, 7.080%, maturing June 22, 2010			6,470,672
		HMSC Corporation	B1	B+
2,493,750		Term Loan, 8.190% - 8.248%, maturing November 16, 2011			2,506,219
		Sedgewick CMS Holdings, Inc.	B1	B+
2,344,300		Term Loan, 7.330% - 7.499%, maturing January 31, 2013			2,343,322
					12,203,963
Leisure, Amusement, Entertainment: 4.7%
		24 Hour Fitness Worldwide, Inc.	B2	B
4,239,375		Term Loan, 7.990% - 8.120%, maturing June 08, 2012			4,273,820
		AMF Bowling Worldwide, Inc.	B2	B
862,366		Term Loan, 8.258% - 8.619%, maturing August 27, 2009			869,643
		Cedar Fair, LP	Ba3	BB-
9,000,000	(3)	Term Loan, maturing July 10, 2012			9,055,314
		Easton-Bell Sports, Inc.	B1	B+
1,496,250		Term Loan, 6.810% - 7.080%, maturing March 16, 2012			1,498,432

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
	Hallmark Entertainment, LLC	B1	B
$4,250,000	Term Loan, 8.000%, maturing
	December 31, 2011			$4,271,250
	HIT Entertainment, Ltd.	B1	B
5,867,450	Term Loan, 7.700%, maturing March 20, 2012			5,901,675
	Lodgenet Entertainment Corporation	Ba3	B+
2,590,587	Term Loan, 7.749%, maturing August 29, 2008			2,597,874
	London Arena & Waterfront Finance, LLC	Ba3	B
1,197,000	Term Loan, 8.783%, maturing March 08, 2012			1,207,474
	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
17,309,810	Term Loan, 7.749%, maturing April 08, 2011			17,250,766
976,190	Term Loan, maturing April 08, 2011			972,861
33,416,250	Term Loan, 8.749%, maturing April 08, 2012			33,335,917
	Panavision, Inc.	B1	B
997,500	Term Loan, 8.330% - 8.485%, maturing March 30, 2011			1,007,787
	Pure Fishing, Inc.	B1	B+
2,590,852	Term Loan, 8.500% - 8.610%, maturing September 30, 2010			2,577,898
	Six Flags Theme Parks, Inc.	B1	B-
2,697,598	Term Loan, 8.450% - 8.480%, maturing June 30, 2009			2,741,674
	Universal City Development Partners, L.P.	Ba3	BB-
4,900,000	Term Loan, 7.330% - 7.510%, maturing June 09, 2011			4,910,721
	WMG Acquisition Corporation	Ba2	B+
16,210,049	Term Loan, 7.205% - 7.511%, maturing February 28, 2011			16,281,989
				108,755,095
Lodging: 1.1%
	Hotel Del Partners, L.P.	NR	NR
24,600,000	Term Loan, 6.949%, maturing January 09, 2008			24,600,000
				24,600,000
Machinery: 1.2%
	Alliance Laundry Holdings, LLC	B1	B
5,337,500	Term Loan, 7.620%, maturing January 27, 2012			5,365,858
	Enersys, Inc.	Ba3	BB
3,259,737	Term Loan, 7.030% - 7.594%, maturing March 17, 2011			3,271,961
	Maxim Crane Works, L.P.	B1	BB-
3,483,847	Term Loan, 7.325% - 9.250%, maturing January 25, 2010			3,494,734
	NACCO Materials Handling Group, Inc.	B2	BB-
1,000,000	Term Loan, 7.280% - 7.406%, maturing March 21, 2013			997,500

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Machinery: (continued)
		Rexnord Corporation	B1	B+
$2,375,000		Term Loan, 8.000% - 8.063%, maturing
		June 30, 2013			$2,389,844
		United Rentals (North America), Inc.	B2	BB-
657,178		Term Loan, 7.584%, maturing February 14, 2011			659,173
10,681,632		Term Loan, 7.330%, maturing February 14, 2011			10,714,061
					26,893,131
Mining, Steel, Iron & Nonprecious Metals: 0.7%
		Alpha Natural Resources, LLC	B1	BB-
663,333		Term Loan, 7.249%, maturing October 26, 2012			663,644
		Carmeuse Lime, Inc.	NR	NR
2,788,650		Term Loan, 7.250%, maturing May 02, 2011			2,795,622
		Longyear Holdings, Inc.	B2	B+
212,954		Term Loan, 8.500%, maturing July 28, 2012			214,019
1,474,296		Term Loan, 8.500%, maturing July 28, 2012			1,481,668
		Novelis, Inc.	Ba2	BB-
3,364,082		Term Loan, 7.718%, maturing January 07, 2012			3,380,892
5,842,880		Term Loan, 7.718%, maturing January 07, 2012			5,872,077
		Oglebay Norton Company	B1	B+
1,600,000		Term Loan, 7.900%, maturing July 31, 2011			1,613,000
					16,020,922
North American Cable: 13.3%
		Atlantic Broadband Finance, LLC	B1	B
3,990,000		Term Loan, 7.990%, maturing August 04, 2012			4,029,900
		Bragg Communications, Inc.	B1	NR
6,394,810		Term Loan, 7.330%, maturing August 31, 2011			6,410,797
		Bresnan Communications, LLC	B1	B+
7,333,333		Term Loan, 7.030% - 7.260%, maturing September 29, 2013			7,334,477
		Bresnan Communications, LLC	B3	B-
1,500,000		Term Loan, 9.780% - 10.010%, maturing March 29, 2014			1,537,500
	(1)	Century Cable Holdings, LLC	Caa1	NR
820,000		Revolver, 9.250%, maturing March 31, 2009			787,493
13,000,000		Term Loan, 10.250%, maturing June 30, 2009			12,658,750
12,250,000		Term Loan, 10.250%, maturing December 31, 2009			11,874,844
		Cequel Communications, LLC	B1	B+
31,850,000		Term Loan, 7.739%, maturing November 05, 2013			31,665,143

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
		Cequel Communications, LLC	Caa1	B-
$975,000		Term Loan, 9.989%, maturing May 05, 2014			$945,750
		Cequel Communications II, LLC	NR	NR
7,150,000		Term Loan, 10.489%, maturing October 30, 2007			7,176,813
		Charter Communications Operating, LLC	B2	B
62,000,000		Term Loan, 8.125%, maturing April 28, 2013			62,228,547
		CSC Holdings, Inc.	Ba3	BB
34,513,500		Term Loan, 6.988% - 7.258%, maturing March 29, 2013			34,362,503
1,000,000		Term Loan, 6.610% - 7.008%, maturing February 24, 2012			993,073
	(1)	Hilton Head Communications, L.P.	Caa1	NR
3,000,000		Revolver, 8.250%, maturing September 30, 2007			2,874,375
14,000,000		Term Loan, 9.500%, maturing March 31, 2008			13,495,412
		Insight Midwest Holdings, LLC	Ba3	BB
20,027,296		Term Loan, 7.375%, maturing December 31, 2009			20,153,508
		Knology, Inc.	B3	NR
2,343,725		Term Loan, 7.985% - 7.990%, maturing June 29, 2010			2,356,909
		Mediacom Communications Corporation	Ba3	BB-
4,291,875		Term Loan, 6.620%, maturing September 30, 2012			4,218,111
15,642,000		Term Loan, 7.002% - 7.370%, maturing January 31, 2015			15,589,459
		Mediacom Illinois, LLC	Ba3	BB-
8,558,333		Term Loan, 7.002% - 7.370%, maturing January 31, 2015			8,533,882
		Nextmedia Operating, Inc.	B1	B
4,840,604		Term Loan, 7.330%, maturing November 15, 2012			4,825,477
2,151,380		Term Loan, 7.406%, maturing November 15, 2012			2,144,657
	(1)	Olympus Cable Holdings, LLC	B2	NR
23,568,240		Term Loan, 9.500%, maturing June 30, 2010			22,747,028
6,500,000		Term Loan, 10.250%, maturing September 30, 2010			6,303,986
		Patriot Media and Communications, LLC	B1	B+
3,631,746		Term Loan, 7.576% - 7.650%, maturing March 31, 2013			3,657,281
		Patriot Media and Communications, LLC	B3	B-
1,000,000		Term Loan, 10.500%, maturing October 04, 2013			1,022,500
		Persona Communication, Inc.	B2	B
3,430,000		Term Loan, 8.499%, maturing August 01, 2011			3,434,288
1,166,106		Term Loan, 8.499%, maturing November 14, 2012			1,167,563

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
		Quebecor Media, Inc.	B2	B
$3,980,000		Term Loan, 7.507%, maturing
		January 17, 2013			$4,010,471
		San Juan Cable, LLC	B1	B+
3,982,494		Term Loan, 7.270%, maturing October 31, 2012			3,992,450
		Wideopenwest Finance, LLC	B2	B
2,500,000		Term Loan, 7.481% - 7.758%, maturing May 01, 2014			2,503,348
		Wideopenwest Finance, LLC	B3	CCC+
625,000		Term Loan, 10.231%, maturing May 01, 2014			631,016
					305,667,311
Oil & Gas: 6.2%
		Alon USA, Inc.	B2	BB-
1,777,778		Term Loan, 7.906%, maturing June 22, 2013			1,798,889
		CDX Funding, LLC	NR	NR
3,000,000		Term Loan, 10.749%, maturing March 31, 2013			3,054,999
		Cheniere LNG Holdings, LLC	NR	BB
7,940,000		Term Loan, 8.249%, maturing August 30, 2012			8,011,960
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 4.900%, maturing June 24, 2012			1,008,375
1,485,056		Term Loan, 7.625% - 9.500%, maturing July 08, 2012			1,497,493
		Complete Production Services, Inc.	B2	B
3,970,000		Term Loan, 7.660%, maturing September 12, 2012			3,987,988
		El Paso Corporation	B1	B+
6,250,000	(3)	Term Loan, maturing July 31, 2011			6,290,738
		EPCO Holdings, Inc.	Ba3	B+
19,082,500		Term Loan, 7.221% - 7.490%, maturing August 18, 2010			19,215,181
		Helix Energy Solutions Group, Inc.	B2	BB
7,800,000		Term Loan, 7.390% - 7.640%, maturing July 01, 2013			7,809,048
		J. Ray Mcdermott, S.A.	B1	B+
3,000,000		Term Loan, 7.770%, maturing June 06, 2012			3,007,500
		Key Energy Services, Inc.	NR	NR
4,477,500		Term Loan, 8.900% - 9.230%, maturing June 30, 2012			4,502,686
		LB Pacific, L.P.	B1	B-
3,950,000		Term Loan, 7.729% - 8.249%, maturing February 15, 2012			3,969,750
		Magellan Midstream Holdings, L.P.	Ba3	BB-
2,097,148		Term Loan, 7.424%, maturing June 30, 2012			2,115,498
		MEG Energy Corporation	Ba3	BB
4,189,500		Term Loan, 7.500%, maturing April 03, 2013			4,198,851

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
	Niska Gas Storage, LLC	Ba3	BB-
$969,697	Term Loan, maturing May 13, 2011			$969,697
5,320,606	Term Loan, maturing May 12, 2013			5,320,606
1,015,636	Term Loan, maturing May 12, 2013			1,015,636
	OPTI Canada, Inc.	Ba3	BB+
4,500,000	Term Loan, 7.078% - 7.260%, maturing May 17, 2013			4,501,687
	Pine Prairie Energy Center, LLC	B1	B+
795,455	Term Loan, 7.800%, maturing December 31, 2013			799,432
	Regency Gas Services, LLC	B1	B+
2,000,000	Term Loan, 9.500%, maturing August 10, 2013			2,019,166
	Semcrude, L.P.	Ba3	NR
5,210,962	Term Loan, 7.749%, maturing March 16, 2011			5,233,760
3,651,133	Term Loan, 7.579% - 7.690%, maturing March 16, 2011			3,667,107
	Targa Resources, Inc.	Ba3	B+
10,000,000	Term Loan, 7.580%, maturing October 31, 2007			10,014,580
5,275,758	Term Loan, 7.749%, maturing October 31, 2012			5,301,646
16,334,694	Term Loan, 7.580% - 7.750%, maturing October 31, 2012			16,414,848
	Venoco, Inc.	Caa1	B-
5,000,000	Term Loan, 9.750% - 10.000%, maturing March 30, 2009			5,031,250
	Vulcan Energy Corporation	Ba2	BB
6,169,383	Term Loan, 6.899%, maturing August 12, 2011			6,177,094
	W&T Offshore, Inc.	B2	B+
5,100,000	Term Loan, 7.650%, maturing May 26, 2010			5,124,439
				142,059,904
Other Broadcasting and Entertainment: 1.3%
	Deluxe, Inc.	B1	B
2,883,107	Term Loan, 9.249%, maturing January 28, 2011			2,910,736
	DirecTV Holdings, LLC	Ba1	BB
9,974,811	Term Loan, 6.824%, maturing April 13, 2013			9,987,280
	Echostar DBS Corporation	Ba3	BB-
5,000,000	Floating Rate Term Loan, 8.758%, maturing October 01, 2008			5,062,500
	Liberty Media Corporation	Ba2	BB+
3,500,000	Floating Rate Term Loan, 6.829%, maturing September 17, 2006			3,501,190
	Nielson Finance, LLC./VNU, Inc.	B1	B+
9,000,000	Term Loan, 8.190%, maturing August 9, 2013			8,972,226
				30,433,932

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: 2.5%
			Asurion Corporation	B1	B
	$8,250,000		Term Loan, 8.330%, maturing
			August 15, 2012			$8,270,625
			Asurion Corporation	B3	CCC+
	500,000		Term Loan, 11.580%, maturing February 15, 2013			506,250
			BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	2,083,333	(3)	Term Loan, maturing September 30, 2015			2,664,246
EUR	2,083,333	(3)	Term Loan, maturing September 30, 2015			2,678,194
			Cavalier Telecom Corporation	B2	B
	2,493,750		Term Loan, 9.990%, maturing March 24, 2012			2,529,598
			Choice One Communications, Inc.	Ba3	B
	3,000,000		Term Loan, 9.500%, maturing June 30, 2012			3,024,375
			Cincinnati Bell, Inc.	Ba3	B+
	3,473,750		Term Loan, 6.828% - 7.028%, maturing August 31, 2012			3,465,066
			Consolidated Communications, Inc.	B1	BB-
	2,440,381		Term Loan, 7.410% - 7.450%, maturing October 14, 2011			2,441,906
			D&E Communications, Inc.	Ba3	BB-
	1,949,525		Term Loan, 7.270% - 9.250%, maturing December 31, 2011			1,959,273
			Fairpoint Communications, Inc.	B1	BB-
	2,500,000		Term Loan, 7.250%, maturing February 08, 2012			2,485,158
			Iowa Telecommunications Services, Inc.	Ba3	BB-
	5,750,000		Term Loan, 7.150% - 7.250%, maturing November 23, 2011			5,763,179
			Paetec Communications, Inc.	B1	B
	875,000		Term Loan, 8.875%, maturing June 12, 2012			881,198
			Qwest Capital Funding, Inc.	B2	B
	11,000,000		Floating Rate Term Loan, 8.905%, maturing February 15, 2009			11,165,000
			Time Warner Telecom Holdings, Inc.	B1	B
	1,990,000		Term Loan, 7.820% - 8.000%, maturing November 30, 2010			2,010,314
			Time Warner Telecom Holdings, Inc.	B2	CCC+
	4,000,000		Floating Rate Term Loan, 9.405%, maturing February 15, 2011			4,080,000
			U.S. Telepacific Corporation	B2	B-
	1,000,000		Term Loan, 9.920%, maturing August 04, 2011			1,010,000
			Windstream Corporation	Ba2	BBB-
	2,875,000		Term Loan, 7.260%, maturing July 17, 2013			2,893,483
						57,827,865
Personal & Nondurable Consumer Products: 2.9%
			Advantage Sales & Marketing, Inc.	B2	B
	3,890,250		Term Loan, 7.330% - 7.460%, maturing March 29, 2013			3,869,177

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Amscan Holdings, Inc.	B1	B+
$1,995,000		Term Loan, 8.300% - 10.250%, maturing
		December 23, 2012			$2,005,807
		Bushnell Performance Optics, Inc.	B1	B+
1,737,195		Term Loan, 8.450%, maturing August 19, 2011			1,749,500
		Central Garden & Pet Company	Ba2	BB
2,193,250		Term Loan, 6.830% - 6.910%, maturing September 30, 2012			2,194,621
		Fender Musical Instruments Corporation	B2	B+
1,973,054		Term Loan, 7.870%, maturing March 30, 2012			1,985,386
		Fender Musical Instruments Corporation	Caa1	B-
2,500,000		Term Loan, 11.120%, maturing September 30, 2012			2,537,500
		Hunter Fan Company	B1	B
2,600,000		Term Loan, 7.760%, maturing March 24, 2012			2,596,750
		Jarden Corporation	B1	B+
15,291,531		Term Loan, 7.499%, maturing January 24, 2012			15,269,236
2,021,657		Term Loan, 7.249%, maturing January 24, 2012			2,018,710
		Mega Bloks, Inc.	Ba3	BB-
990,000		Term Loan, 7.125% - 7.250%, maturing July 27, 2010			990,000
		Natural Products Group	B1	B
1,500,000		Term Loan, 8.330% - 8.400%, maturing June 19, 2013			1,505,625
		Norwood Promotional Products Holdings, Inc.	NR	NR
2,312,500		Revolver, 8.375% - 9.500%, maturing December 31, 2008			2,324,063
600,000		Term Loan, 9.563%, maturing February 15, 2008			576,000
7,099,460	(2)	Term Loan, maturing August 17, 2011			2,697,795
		Norwood Promotional Products, Inc.	NR	NR
605,943		Term Loan, 11.563%, maturing August 17, 2009			618,062
		Oreck Corporation	B1	B+
892,303		Term Loan, 8.250%, maturing January 27, 2012			893,976
		Reddy Ice Group, Inc.	B1	B+
3,000,000		Term Loan, 7.250%, maturing August 09, 2012			3,001,875
		Spectrum Brands, Inc.	B2	B-
9,173,139		Term Loan, 8.080% - 8.510%, maturing February 06, 2012			9,190,338
		Tupperware Corporation	Ba2	BB
11,527,878		Term Loan, 6.810%, maturing December 05, 2012			11,471,437
					67,495,858

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: 2.9%
	Acosta, Inc.	B1	B-
$4,500,000	Term Loan, 8.160%, maturing July 28, 2013			$4,547,813
	AFC Enterprises, Inc.	B1	B+
1,152,508	Term Loan, 7.750%, maturing May 11, 2011			1,156,110
	Alderwoods Group, Inc.	Ba3	BB
1,494,158	Term Loan, 7.320% - 7.324%, maturing September 29, 2009			1,496,649
	Allied Security Holdings, LLC	Ba3	B
500,000	Term Loan, 8.450%, maturing June 30, 2010			504,375
	Arby's Restaurant Group, Inc.	B1	B+
7,339,355	Term Loan, 7.735% - 7.749%, maturing July 25, 2012			7,350,826
	Bare Escentuals Beauty, Inc.	B1	B-
3,330,628	Term Loan, 8.190% - 10.000%, maturing February 18, 2012			3,341,036
	Bare Escentuals Beauty, Inc.	B3	CCC
2,000,000	Term Loan, 12.330%, maturing February 18, 2013			2,015,000
	Brickman Group Holdings, Inc.	Ba3	BB-
1,418,182	Term Loan, 6.527% - 6.690%, maturing December 19, 2008			1,414,636
	Burger King Corporation	Ba2	B+
4,203,051	Term Loan, 7.000%, maturing June 30, 2012			4,198,781
	Burt's Bees, Inc.	B2	B
3,170,375	Term Loan, 7.919% - 8.368%, maturing March 24, 2011			3,170,375
	Carrols Corporation	B1	B+
3,908,994	Term Loan, 8.000%, maturing December 31, 2010			3,930,982
	CBRL Group, Inc.	Ba2	BB
3,092,824	Term Loan, 6.930% - 6.970%, maturing April 27, 2013			3,078,907
	Coinmach Corporation	B2	B
7,984,364	Term Loan, 7.875% - 7.938%, maturing December 19, 2012			8,046,745
	Coinstar, Inc.	Ba3	BB-
2,442,287	Term Loan, 7.510%, maturing July 07, 2011			2,459,078
	Culligan International Company	B1	B+
2,009,884	Term Loan, 7.330%, maturing September 30, 2011			2,013,025
	Dave and Busters, Inc.	B1	B-
250,000	Term Loan, 7.938%, maturing March 08, 2013			250,313
249,375	Term Loan, 8.000%, maturing March 08, 2013			249,687
	Denny's Corporation	B2	B
1,833,982	Term Loan, 8.329% - 8.750%, maturing September 30, 2009			1,845,063
	Jack in the Box, Inc.	Ba2	BB
4,619,849	Term Loan, 6.610% - 7.010%, maturing January 08, 2011			4,642,949

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
		N.E.W. Customer Services Companies, Inc.	B1	B+
$2,000,000	(3)	Term Loan, maturing August 18, 2013			$2,015,000
		NPC International, Inc.	B1	B+
1,375,000		Term Loan, 6.970% - 7.220%, maturing May 03, 2013			1,368,984
		Quiznos, LLC	B2	B
3,766,667		Term Loan, 7.750%, maturing May 05, 2013			3,762,350
		Restaurant Company	B2	B-
1,375,000		Term Loan, 8.010% - 8.160%, maturing May 03, 2013			1,380,156
		Sagittarius Brands, Inc.	B1	B
1,496,250		Term Loan, 7.750%, maturing March 29, 2013			1,498,589
		U.S Security Holdings, Inc.	B1	B
623,438		Term Loan, 7.770% - 7.860%, maturing April 30, 2011			625,775
					66,363,204
Printing & Publishing: 5.5%
		Adams Outdoor Advertising, L.P.	B1	B+
6,742,926		Term Loan, 7.150% - 8.750%, maturing October 18, 2012			6,761,894
		American Achievement Corporation	Ba3	B+
1,370,813		Term Loan, 7.896% - 9.500%, maturing March 25, 2011			1,381,094
		American Media Operations, Inc.	B1	B
11,000,000		Term Loan, 8.120%, maturing January 31, 2013			11,081,125
		American Reprographics Company	Ba3	BB
4,138,882		Term Loan, 7.150% - 9.000%, maturing June 18, 2009			4,145,351
		Ascend Media Holdings, LLC	B3	B
1,706,250		Term Loan, 8.620% - 9.000%, maturing January 31, 2012			1,661,461
		Black Press	Ba3	B+
1,244,444		Term Loan, 7.500%, maturing August 02, 2013			1,252,222
755,556		Term Loan, 7.467% - 7.500%, maturing August 02, 2013			760,278
		Caribe Information Investment, Inc.	B1	B
2,992,500		Term Loan, 7.460% - 7.660%, maturing March 31, 2013			2,996,241
		Cenveo Corporation	Ba3	BB-
1,500,000		Term Loan, 7.440%, maturing June 21, 2013			1,502,813
		Dex Media East, LLC	Ba2	BB
4,955,571		Term Loan, 6.800% - 7.000%, maturing May 08, 2009			4,945,938

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
	Dex Media West, LLC	Ba2	BB
$580,351	Term Loan, 6.580% - 6.750%, maturing
	September 09, 2009			$576,452
5,849,835	Term Loan, 6.910% - 7.000%, maturing March 09, 2010			5,832,286
7,883,925	Term Loan, 6.800% - 7.000%, maturing March 09, 2010			7,860,274
	FM Mergerco, Inc.	B1	B
2,333,333	Term Loan, 7.580% - 7.750%, maturing June 12, 2012			2,346,458
	FSC Acquisition, LLC	B2	B
291,214	Term Loan, 7.670%, maturing August 01, 2012			291,032
2,438,121	Term Loan, 7.620% - 7.739%, maturing August 01, 2012			2,436,597
	Gatehouse Media Operating, Inc.	B1	BB-
2,250,000	Term Loan, 7.660%, maturing December 06, 2013			2,254,219
	IWCO Direct, Inc.	B1	B
1,481,253	Term Loan, 8.749%, maturing January 31, 2011			1,484,956
	MC Communications, LLC	B2	B
4,148,411	Term Loan, 7.970%, maturing December 31, 2010			4,171,746
	Medianews Group, Inc.	Ba3	BB-
1,000,000	Term Loan, 7.156%, maturing June 27, 2013			1,002,500
	Merrill Communications, LLC	B1	B+
5,896,774	Term Loan, 7.580% - 7.749%, maturing May 15, 2011			5,928,104
	Newspaper Holdings, Inc.	NR	NR
1,666,667	Term Loan, 6.938%, maturing August 24, 2012			1,667,708
	Primedia, Inc.	B2	B
1,288,056	Revolver, 7.875% - 7.938%, maturing June 30, 2008			1,246,731
6,435,000	Term Loan, 7.650%, maturing September 30, 2013			6,357,780
	Prism Business Media, Inc.	B2	B
2,977,504	Term Loan, 7.735% - 7.749%, maturing September 30, 2012			2,982,468
	R.H. Donnelley, Inc.	Ba3	BB
2,656,197	Term Loan, 6.580% - 6.760%, maturing December 31, 2009			2,633,191
2,487,615	Term Loan, 6.910% - 7.000%, maturing June 30, 2011			2,476,448
11,621,752	Term Loan, 6.740% - 7.010%, maturing June 30, 2011			11,559,099
	Source Media, Inc.	B1	B
3,897,794	Term Loan, 7.610%, maturing November 08, 2011			3,914,847

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Triple Crown Media, Inc.	B2	B
	$1,972,951		Term Loan, 8.520% - 10.500%, maturing
			June 30, 2010			$1,972,951
			Visant Holding Corporation	B1	B+
	15,647,701		Term Loan, 7.068%, maturing October 04, 2011			15,737,675
			Yell Group, Ltd.	Ba3	BB
	2,000,000	(3)	Term Loan, maturing January 31, 2013			2,014,600
EUR	2,000,000	(3)	Term Loan, maturing January 31, 2013			2,587,330
			Ziff Davis Media, Inc.	B3	CCC
	1,500,000		Floating Rate Note, 11.489% maturing May 01, 2012			1,453,125
						127,276,994
Radio and TV Broadcasting: 2.4%
			Block Communications, Inc.	Ba2	BB-
	1,243,750		Term Loan, 7.499%, maturing December 22, 2011			1,247,637
			CMP KC, LLC	Caa1	CCC+
	2,100,000		Term Loan, 9.250% - 9.313%, maturing May 03, 2011			2,102,625
			CMP Susquehanna Corporation	B1	B-
	7,632,857		Term Loan, 7.250% - 7.375%, maturing May 05, 2013			7,631,666
			Cumulus Media, Inc.	Ba3	B
	3,000,000		Term Loan, 7.329% - 7.626%, maturing June 07, 2013			3,011,484
			Emmis Operating Company	Ba2	B+
	1,672,492		Term Loan, 7.080%, maturing November 10, 2011			1,676,804
			Entravision Communications Corporation	Ba3	B+
	3,970,000		Term Loan, 7.010%, maturing March 29, 2013			3,973,724
			Gray Television, Inc.	Ba2	BB-
	1,492,500		Term Loan, 7.010%, maturing November 22, 2012			1,493,433
			Mission Broadcasting, Inc.	Ba3	B
	4,828,303		Term Loan, 7.249%, maturing August 14, 2012			4,818,245
			Montecito Broadcast Group, LLC	B1	B
	1,990,000		Term Loan, 7.723%, maturing January 27, 2013			1,999,950
			NEP Supershooters, L.P.	B1	B
	2,402,217		Term Loan, 9.470% - 9.500%, maturing February 03, 2011			2,429,241
	958,037		Term Loan, 9.000%, maturing February 03, 2011			970,012
			Nexstar Broadcasting, Inc.	Ba3	B
	4,689,620		Term Loan, 7.250%, maturing August 14, 2012			4,679,851

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
	Paxson Communications Corporation	B2	CCC+
$6,500,000	Term Loan, 8.757%, maturing
	January 15, 2012			$6,605,625
	Raycom TV Broadcasting, LLC	NR	NR
3,353,268	Term Loan, 7.000%, maturing July 31, 2013			3,338,598
	Spanish Broadcasting Systems, Inc.	B1	B+
4,442,513	Term Loan, 7.250%, maturing June 10, 2012			4,445,289
	Young Broadcasting, Inc.	B2	B-
4,950,000	Term Loan, 7.938% - 8.000%, maturing November 03, 2012			4,929,116
				55,353,300
Retail Stores: 3.8%
	Advance Stores Company, Inc.	Ba1	BB+
1,535,334	Term Loan, 6.906% - 7.000%, maturing September 30, 2010			1,537,253
1,833,836	Term Loan, 6.750% - 6.938%, maturing September 30, 2010			1,836,128
	Blockbuster Entertainment Corporation	B3	B-
997,475	Term Loan, 8.970% - 9.320%, maturing August 20, 2011			1,000,309
	Burlington Coat Factory Warehouse Corporation	B2	B
7,960,000	Term Loan, 7.530%, maturing May 28, 2013			7,746,696
	Dollarama Group, L.P.	B1	B+
5,417,672	Term Loan, 7.485%, maturing November 18, 2011			5,446,456
	Harbor Freight Tools, Inc.	B1	B+
8,509,950	Term Loan, 7.131% - 7.276%, maturing July 15, 2010			8,517,396
	Jean Coutu Group, Inc.	B2	BB-
4,110,134	Term Loan, 8.000%, maturing July 30, 2011			4,124,692
	Mapco Express, Inc.	B2	B+
2,239,897	Term Loan, 8.200%, maturing April 28, 2011			2,258,096
	Nebraska Book Company, Inc.	B2	B-
3,421,250	Term Loan, 7.740%, maturing March 04, 2011			3,436,218
	Neiman-Marcus Group, Inc.	B1	B+
22,487,342	Term Loan, 7.770%, maturing April 06, 2013			22,694,405
	Oriental Trading Company, Inc.	B3	B
2,500,000	Term Loan, 8.150%, maturing July 31, 2013			2,503,645
	Pantry, Inc.	Ba3	BB
3,980,000	Term Loan, 7.080%, maturing January 02, 2012			3,992,438
	Pep Boys - Manny, Moe & Jack	Ba2	B+
497,500	Term Loan, 8.330%, maturing January 27, 2011			503,097
	Sears Canada, Inc.	Ba1	BB+
3,738,750	Term Loan, 7.249%, maturing December 22, 2012			3,745,760
	Sports Authority, Inc.	B2	B
3,000,000	Term Loan, 7.749%, maturing May 03, 2013			2,998,125

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Tire Rack, Inc.	B1	BB-
$905,660		Term Loan, 7.140% - 7.250%, maturing
		June 24, 2012			$900,566
		Toys R Us, Inc.	B1	B
2,375,000		Term Loan, 9.643%, maturing July 19, 2006			2,425,098
		Travelcenters of America, Inc.	B1	BB
10,945,000		Term Loan, 6.860% - 7.250%, maturing December 01, 2011			10,951,841
					86,618,219
Satellite: 0.4%
		Intelsat Zeus, Ltd.	B1	BB+
2,937,500		Term Loan, 7.758%, maturing July 07, 2013			2,954,634
		Panamsat Corporation	B1	BB
5,000,000		Term Loan, 8.008%, maturing October 01, 2006			5,039,065
					7,993,699
Telecommunications Equipment: 0.5%
		Crown Castle Operating Company	B2	BB
3,500,000		Term Loan, 7.650%, maturing June 01, 2014			3,523,335
		Sorenson Communications, Inc.	Ba3	B
5,250,000		Term Loan, 8.330%, maturing August 31, 2013			5,271,877
		Sorenson Communications, Inc.	Caa1	CCC+
750,000		Term Loan, 12.330%, maturing February 28, 2014			757,500
		Syniverse Holding, LLC	Ba3	BB-
1,589,971		Term Loan, 7.500%, maturing February 15, 2012			1,589,971
					11,142,683
Textiles & Leather: 0.9%
		Hanesbrands, Inc.	Ba2	BB-
2,500,000	(3)	Term Loan, maturing September 05, 2013			2,522,990
		Hanesbrands, Inc.	Ba3	B-
1,000,000	(3)	Term Loan, maturing March 05, 2014			1,019,219
		Polymer Group, Inc.	B1	BB-
6,467,500		Term Loan, 7.740%, maturing November 22, 2012			6,487,711
		Propex Fabrics, Inc.	B1	BB-
1,992,566		Term Loan, 7.760%, maturing July 31, 2012			1,995,057
		St. John Knits International, Inc.	B1	B+
613,100		Term Loan, 9.500%, maturing March 18, 2012			611,950
		Targus Group International	B1	B
1,973,635		Term Loan, 8.297% - 8.344%, maturing November 22, 2012			1,967,878
		Targus Group International	B3	CCC+
1,375,000		Term Loan, 12.800%, maturing May 22, 2013			1,323,438

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Textiles & Leather: (continued)
	Warnaco, Inc.	Ba2	BB
$1,995,000	Term Loan, 6.900% - 8.750%, maturing
	January 31, 2013			$1,980,038
	William Carter Company	B1	BB
3,151,148	Term Loan, 6.758% - 6.985%, maturing July 14, 2012			3,149,179
				21,057,460
Utilities: 5.1%
Astoria Generating Company	Acquisitions, LLC	B1	BB-
1,918,782	Term Loan, 7.450%, maturing February 23, 2011			1,927,861
3,393,322	Term Loan, 7.450%, maturing February 23, 2013			3,409,380
	Babcock & Wilcox Company	B1	B+
2,500,000	Term Loan, 5.399%, maturing January 22, 2012			2,525,000
	Coleto Creek Power	B1	B+
764,331	Term Loan, 8.260%, maturing July 28, 2013			760,510
5,360,669	Term Loan, 8.195%, maturing June 28, 2013			5,333,865
	Infrastrux Group, Inc.	B1	B+
498,750	Term Loan, 8.375%, maturing May 08, 2012			498,750
	KGen, LLC	B2	B
6,912,500	Term Loan, 8.124%, maturing August 01, 2011			6,938,422
	La Paloma Generating Company	Ba3	BB-
437,158	Term Loan, 7.080%, maturing August 16, 2012			436,612
107,368	Term Loan, 7.249%, maturing August 16, 2012			107,234
1,348,115	Term Loan, 7.249%, maturing August 16, 2012			1,346,430
	La Paloma Generating Company
3,000,000	Term Loan, 8.999%, maturing August 16, 2013			3,008,751
	LSP Gen Finance Co., LLC	Ba3	BB-
856,742	Term Loan, 7.080%, maturing May 04, 2013			855,314
8,686,869	Term Loan, 7.249%, maturing May 04, 2013			8,672,388
500,000	Term Loan, 8.999%, maturing May 04, 2014			505,834
	LSP-Kendall Energy, LLC	B1	B
13,657,445	Term Loan, 7.499%, maturing October 07, 2013			13,563,550
	NRG Energy, Inc.	Ba2	BB-
7,924,731	Term Loan, 7.499%, maturing February 01, 2013			7,957,421
29,925,000	Term Loan, 7.330%, maturing February 01, 2013			30,073,069

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	Pike Electric, Inc.	Ba3	BB
$1,332,353	Term Loan, 6.938%, maturing July 01, 2012			$1,331,937
901,405	Term Loan, 6.875%, maturing December 10, 2012			901,124
	Plum Point Energy Associates, LLC	B1	B
1,798,286	Term Loan, 9.124%, maturing March 14, 2014			1,810,275
4,531,604	Term Loan, 8.749%, maturing March 14, 2014			4,561,816
	Primary Energy Finance, LLC	Ba2	BB-
2,385,353	Term Loan, 7.330%, maturing August 24, 2012			2,395,789
	Riverside Energy Center, LLC	B1	B
358,897	Term Loan, 9.735%, maturing June 24, 2010			368,767
4,490,787	Term Loan, 9.735%, maturing June 24, 2011			4,614,284
3,102,619	Term Loan, 9.735%, maturing June 24, 2011			3,187,941
	Thermal North America, Inc.	Ba3	BB-
1,000,000	Term Loan, 7.160%, maturing October 12, 2013			997,500
1,369,433	Term Loan, 7.250%, maturing October 12, 2013			1,367,721
	Wolf Hollow I, LP	B1	BB-
3,400,000	Term Loan, 7.576%, maturing June 22, 2012			3,417,000
850,000	Term Loan, 7.576%, maturing June 22, 2012			860,625
4,127,633	Term Loan, 7.749%, maturing June 22, 2012			4,148,271
				117,883,441
	Total Senior Loans (Cost: $2,596,481,775)			2,598,404,611
Other Corporate Debt: 0.4%
Automobile: 0.4%
	Avis Budget Car Rental, LLC	Ba3	BB-
750,000	Floating Rate Note, 7.905%, maturing May 15, 2014			733,125
	Navistar International Corporation	NR	BB-
7,800,000	Unsecured Term Loan, 10.460% - 10.489%, maturing February 22, 2009			7,839,000
	Total Other Corporate Debt (Cost: $8,517,284)			8,572,125
Equities and Other Assets: 0.4%

	Description	Value
(@), (R)	Decision One Corporation (371,025 Common Shares)	38,587
(@), (R)	Neoplan USA Corporation (1,627 Common Shares)	—
(@), (R)	Neoplan USA Corporation (170,180 Series B Preferred Shares)	—

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

	Description		Value
(@), (R)	Neoplan USA Corporation (101,690 Series C Preferred Shares)		$—
(@), (R)	Neoplan USA Corporation (330,600 Series D Preferred Shares)		—
(@), (R)	New World Restaurant Group, Inc. (5,105 Common Shares)		58,719
(@), (R)	Norwood Promotional Products, Inc. (48,177 Common Shares)		—
(@), (R)	Safelite Glass Corporation (395,186 Common Shares)		8,338,744
(@), (R)	Safelite Realty Corporation (26,675 Common Shares)		165,017
	Total for Equities and Other Assets (Cost: $866,531)		8,601,067
	Total Investments (Cost $2,605,865,590)**	113.9%	$2,615,577,803
	Other Assets and Liabilities — Net	(13.9)	(319,343,615)
	Net Assets	100.0%	$2,296,234,188

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa by considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (2)  Loan is on non-accrual basis.

  (3)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  **  For Federal Income Tax purposes cost of investments is $2,606,420,085.

    Net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$15,246,340
Gross Unrealized Depreciation	(6,088,622)
Net Unrealized Appreciation	$9,157,718

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

At August 31, 2006 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Euro EUR 6,315,000	Sell	09/15/06	USD $8,103,131	$8,099,531	$3,600
Euro EUR 1,200,000	Sell	9/15/06	1,529,772	1,537,681	(7,909)
Euro EUR 10,020,000	Sell	10/13/06	12,859,738	12,873,139	(13,401)
Euro EUR 7,515,000	Sell	11/15/06	9,651,553	9,672,706	(21,153)
British Pound GBP 2,106,000	Sell	09/15/06	3,899,996	4,012,567	(112,571)
British Pound GBP 2,808,000	Sell	10/13/06	5,203,196	5,352,198	(149,002)
British Pound GBP 2,106,000	Sell	11/15/06	3,905,051	4,015,849	(110,798)
			$45,152,437	$45,563,671	$(411,234)

See Accompanying Notes to Financial Statements

ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund
ING Disciplined LargeCap Fund
ING Fundamental Research Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING MidCap Value Choice Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Global Value Choice Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING Global Natural Resources Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Fund
ING International Growth Fund
ING International Real Estate Fund
ING International SmallCap Fund
ING International Value Fund
ING International Value Choice Fund
ING Russia Fund

International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund
ING Global Bond Fund

International Fund-of-Funds

ING Diversified International Fund

Loan Participation Funds

ING Senior Income Fund

Money Market Funds

ING Aeltus Money Market Fund
ING Classic Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

*  An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.
230 Park Avenue
New York, New York 10169

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

1-800-992-0180

Institutional Investors and Analysts

Call ING Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-USIF

(0806-102806)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 6, 2006

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 6, 2006